UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04719

The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball Teton Advisors, Inc. One Corporate Center Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

TETON Westwood Balanced Fund

Class AAA - WEBAX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about TETON Westwood Balanced Fund - Class AAA (the "Fund) for the period of October 1, 2024 to March 31, 2025. The Balanced Fund invests in a combination of equity and debt securities. The Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Fund invests in seasoned large capitalization companies. Debt securities in the strategy include investment grade corporates and government issues. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class AAA	$72	1.45%

How did the Fund perform?

Stocks declined after an initial rally, finishing the period in the red. Bond yields also rose sharply through mid-January, only to decline through a volatile March. High yield spreads – a proxy for investment risk – reached ten-year lows before spiking due to tariff announcements in February. The Fund trailed the benchmark, as our equity position detracted from performance, though our overweight to investment-grade corporate debt was beneficial. We have reduced equity and technology exposure, focusing on lower volatility issues due to market volatility. We have maintained our corporate debt and Treasury exposure, positioning us for gains should interest rates fall.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Balanced Fund - Class AAA	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
3/15	10,000	10,000	10,000	10,000
3/16	9,989	10,178	10,113	10,175
3/17	10,828	11,926	11,278	10,230
3/18	11,843	13,594	12,405	10,371
3/19	12,369	14,885	13,091	10,836
3/20	11,837	13,846	13,052	11,900
3/21	14,661	21,649	17,930	12,002
3/22	15,814	25,037	19,488	11,540
3/23	14,742	23,101	17,526	10,985
3/24	16,765	30,004	21,069	11,176
3/25	17,355	32,480	22,211	11,697

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
TETON Westwood Balanced Fund - Class AAA	(1.80)%	3.52%	7.95%	5.67%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	(1.37)%	6.81%	11.02%	8.13%
Bloomberg US Government / Credit Bond Index	(0.46)%	4.66%	(0.34)%	1.58%

Fund Statistics

  Total Net Assets$34,747,836
  Number of Portfolio Holdings99
  Portfolio Turnover Rate19%
  Management Fees$138,239

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

U.S. Treasury Bonds	3.7%
U.S. Treasury Notes	3.5%
Microsoft Corp.	2.7%
AP Moller - Maersk A/S	2.5%
Abbott Laboratories	2.4%
Bank of America Corp.	2.4%
Energy Transfer LP	2.4%
UnitedHealth Group Inc.	2.1%
Union Pacific Corp.	1.9%
JPMorgan Chase & Co.	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	62.9%
Corporate Bonds	27.8%
U.S. Government Obligations	7.2%
Convertible Corporate Bonds	0.9%
Foreign Government Obligations	0.8%
Short Term Investment	0.1%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	19.6%
Computer Software and Services	9.2%
Health Care	8.5%
Retail	4.9%
Real Estate	4.5%
Transportation	4.4%
Food and Beverage	4.2%
Energy: Oil	3.8%
Other Industry sectors	40.6%
Other Assets and Liabilities (Net)	0.3%

TETON Westwood Balanced Fund

Semi - Annual Shareholder Report - March 31, 2025

Class AAA - WEBAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEBAX-25-SATSR

TETON Westwood Balanced Fund

Class C - WBCCX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about TETON Westwood Balanced Fund - Class C (the "Fund) for the period of October 1, 2024 to March 31, 2025. The Balanced Fund invests in a combination of equity and debt securities. The Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Fund invests in seasoned large capitalization companies. Debt securities in the strategy include investment grade corporates and government issues. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class C	$109	2.20%

How did the Fund perform?

Stocks declined after an initial rally, finishing the period in the red. Bond yields also rose sharply through mid-January, only to decline through a volatile March. High yield spreads – a proxy for investment risk – reached ten-year lows before spiking due to tariff announcements in February. The Fund trailed the benchmark, as our equity position detracted from performance, though our overweight to investment-grade corporate debt was beneficial. We have reduced equity and technology exposure, focusing on lower volatility issues due to market volatility. We have maintained our corporate debt and Treasury exposure, positioning us for gains should interest rates fall.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Balanced Fund - Class C	TETON Westwood Balanced Fund - Class C (includes sales charge)	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
3/15	10,000	10,000	10,000	10,000	10,000
3/16	9,914	9,815	10,178	10,113	10,175
3/17	10,674	10,469	11,926	11,278	10,230
3/18	11,594	11,266	13,594	12,405	10,371
3/19	12,015	11,563	14,885	13,091	10,836
3/20	11,410	10,871	13,846	13,052	11,900
3/21	14,028	13,257	21,649	17,930	12,002
3/22	15,016	14,058	25,037	19,488	11,540
3/23	13,886	12,870	23,101	17,526	10,985
3/24	15,682	14,406	30,004	21,069	11,176
3/25	16,113	14,658	32,480	22,211	11,697

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
TETON Westwood Balanced Fund - Class C	(2.12)%	2.75%	7.15%	4.89%
TETON Westwood Balanced Fund - Class C (includes sales charge)	(3.10)%	1.75%	7.15%	4.89%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	(1.37)%	6.81%	11.02%	8.13%
Bloomberg US Government / Credit Bond Index	(0.46)%	4.66%	(0.34)%	1.58%

Fund Statistics

  Total Net Assets$34,747,836
  Number of Portfolio Holdings99
  Portfolio Turnover Rate19%
  Management Fees$138,239

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

U.S. Treasury Bonds	3.7%
U.S. Treasury Notes	3.5%
Microsoft Corp.	2.7%
AP Moller - Maersk A/S	2.5%
Abbott Laboratories	2.4%
Bank of America Corp.	2.4%
Energy Transfer LP	2.4%
UnitedHealth Group Inc.	2.1%
Union Pacific Corp.	1.9%
JPMorgan Chase & Co.	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	62.9%
Corporate Bonds	27.8%
U.S. Government Obligations	7.2%
Convertible Corporate Bonds	0.9%
Foreign Government Obligations	0.8%
Short Term Investment	0.1%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	19.6%
Computer Software and Services	9.2%
Health Care	8.5%
Retail	4.9%
Real Estate	4.5%
Transportation	4.4%
Food and Beverage	4.2%
Energy: Oil	3.8%
Other Industry sectors	40.6%
Other Assets and Liabilities (Net)	0.3%

TETON Westwood Balanced Fund

Semi - Annual Shareholder Report - March 31, 2025

Class C - WBCCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WBCCX-25-SATSR

TETON Westwood Balanced Fund

Class I - WBBIX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about TETON Westwood Balanced Fund - Class I (the "Fund) for the period of October 1, 2024 to March 31, 2025. The Balanced Fund invests in a combination of equity and debt securities. The Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Fund invests in seasoned large capitalization companies. Debt securities in the strategy include investment grade corporates and government issues. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class I	$60	1.20%

How did the Fund perform?

Stocks declined after an initial rally, finishing the period in the red. Bond yields also rose sharply through mid-January, only to decline through a volatile March. High yield spreads – a proxy for investment risk – reached ten-year lows before spiking due to tariff announcements in February. The Fund trailed the benchmark, as our equity position detracted from performance, though our overweight to investment-grade corporate debt was beneficial. We have reduced equity and technology exposure, focusing on lower volatility issues due to market volatility. We have maintained our corporate debt and Treasury exposure, positioning us for gains should interest rates fall.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Balanced Fund - Class I	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
3/15	10,000	10,000	10,000	10,000
3/16	10,014	10,178	10,113	10,175
3/17	10,886	11,926	11,278	10,230
3/18	11,936	13,594	12,405	10,371
3/19	12,499	14,885	13,091	10,836
3/20	11,991	13,846	13,052	11,900
3/21	14,895	21,649	17,930	12,002
3/22	16,110	25,037	19,488	11,540
3/23	15,054	23,101	17,526	10,985
3/24	17,167	30,004	21,069	11,176
3/25	17,814	32,480	22,211	11,697

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
TETON Westwood Balanced Fund - Class I	(1.60)%	3.77%	8.24%	5.94%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	(1.37)%	6.81%	11.02%	8.13%
Bloomberg US Government / Credit Bond Index	(0.46)%	4.66%	(0.34)%	1.58%

Fund Statistics

  Total Net Assets$34,747,836
  Number of Portfolio Holdings99
  Portfolio Turnover Rate19%
  Management Fees$138,239

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

U.S. Treasury Bonds	3.7%
U.S. Treasury Notes	3.5%
Microsoft Corp.	2.7%
AP Moller - Maersk A/S	2.5%
Abbott Laboratories	2.4%
Bank of America Corp.	2.4%
Energy Transfer LP	2.4%
UnitedHealth Group Inc.	2.1%
Union Pacific Corp.	1.9%
JPMorgan Chase & Co.	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	62.9%
Corporate Bonds	27.8%
U.S. Government Obligations	7.2%
Convertible Corporate Bonds	0.9%
Foreign Government Obligations	0.8%
Short Term Investment	0.1%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	19.6%
Computer Software and Services	9.2%
Health Care	8.5%
Retail	4.9%
Real Estate	4.5%
Transportation	4.4%
Food and Beverage	4.2%
Energy: Oil	3.8%
Other Industry sectors	40.6%
Other Assets and Liabilities (Net)	0.3%

TETON Westwood Balanced Fund

Semi - Annual Shareholder Report - March 31, 2025

Class I - WBBIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WBBIX-25-SATSR

TETON Westwood Balanced Fund

Class A - WEBCX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about TETON Westwood Balanced Fund - Class A (the "Fund) for the period of October 1, 2024 to March 31, 2025. The Balanced Fund invests in a combination of equity and debt securities. The Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Fund invests in seasoned large capitalization companies. Debt securities in the strategy include investment grade corporates and government issues. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class A	$72	1.45%

How did the Fund perform?

Stocks declined after an initial rally, finishing the period in the red. Bond yields also rose sharply through mid-January, only to decline through a volatile March. High yield spreads – a proxy for investment risk – reached ten-year lows before spiking due to tariff announcements in February. The Fund trailed the benchmark, as our equity position detracted from performance, though our overweight to investment-grade corporate debt was beneficial. We have reduced equity and technology exposure, focusing on lower volatility issues due to market volatility. We have maintained our corporate debt and Treasury exposure, positioning us for gains should interest rates fall.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Balanced Fund - Class A	TETON Westwood Balanced Fund - Class A (includes sales charge)	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
3/15	10,000	10,000	10,000	10,000	10,000
3/16	9,964	9,565	10,178	10,113	10,175
3/17	10,778	9,930	11,926	11,278	10,230
3/18	11,759	10,398	13,594	12,405	10,371
3/19	12,248	10,395	14,885	13,091	10,836
3/20	11,694	9,527	13,846	13,052	11,900
3/21	14,466	11,313	21,649	17,930	12,002
3/22	15,606	11,719	25,037	19,488	11,540
3/23	14,536	10,477	23,101	17,526	10,985
3/24	16,547	11,445	30,004	21,069	11,176
3/25	17,133	11,372	32,480	22,211	11,697

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
TETON Westwood Balanced Fund - Class A	(1.72)%	3.54%	7.94%	5.53%
TETON Westwood Balanced Fund - Class A (includes sales charge)	(5.69)%	(0.64)%	7.06%	5.10%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	(1.37)%	6.81%	11.02%	8.13%
Bloomberg US Government / Credit Bond Index	(0.46)%	4.66%	(0.34)%	1.58%

Fund Statistics

  Total Net Assets$34,747,836
  Number of Portfolio Holdings99
  Portfolio Turnover Rate19%
  Management Fees$138,239

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

U.S. Treasury Bonds	3.7%
U.S. Treasury Notes	3.5%
Microsoft Corp.	2.7%
AP Moller - Maersk A/S	2.5%
Abbott Laboratories	2.4%
Bank of America Corp.	2.4%
Energy Transfer LP	2.4%
UnitedHealth Group Inc.	2.1%
Union Pacific Corp.	1.9%
JPMorgan Chase & Co.	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	62.9%
Corporate Bonds	27.8%
U.S. Government Obligations	7.2%
Convertible Corporate Bonds	0.9%
Foreign Government Obligations	0.8%
Short Term Investment	0.1%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	19.6%
Computer Software and Services	9.2%
Health Care	8.5%
Retail	4.9%
Real Estate	4.5%
Transportation	4.4%
Food and Beverage	4.2%
Energy: Oil	3.8%
Other Industry sectors	40.6%
Other Assets and Liabilities (Net)	0.3%

TETON Westwood Balanced Fund

Semi - Annual Shareholder Report - March 31, 2025

Class A - WEBCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEBCX-25-SATSR

TETON Convertible Securities Fund

Class AAA - WESRX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about TETON Convertible Securities Fund - Class AAA (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund seeks opportunities to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.  You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554. #ERROR:This Snippet cannot be shown because it has not been approved.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class AAA	$58	1.15%

How did the Fund perform?

For the six months  ended March 31, 2025, the Teton Convertible Securities Fund outperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund benefited from a few high conviction names that moved higher in November, while a focus on balanced convertibles limited relative volatility when the market sold off. Top contributors included a space system provider, an online bank and a power generation platform provider. Top detractors included a company undertaking significant capital investment focused on clean energy and a biopharma company.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Convertible Securities Fund - Class AAA	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
3/15	10,000	10,000	10,000
3/16	9,188	10,178	9,270
3/17	10,480	11,926	10,912
3/18	11,917	13,594	12,072
3/19	12,750	14,885	13,018
3/20	12,383	13,846	12,560
3/21	17,974	21,649	21,870
3/22	17,377	25,037	21,387
3/23	15,200	23,101	19,069
3/24	15,423	30,004	17,001
3/25	16,682	32,480	17,001

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
TETON Convertible Securities Fund - Class AAA	2.17%	8.03%	6.11%	5.24%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
ICE Bank of America Merrill Lynch U.S. Convertibles Index	1.17%	6.27%	12.42%	8.50%

Fund Statistics

  Total Net Assets$12,285,882
  Number of Portfolio Holdings62
  Portfolio Turnover Rate32%
  Management Fees$(8,517)

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	4.6%
CSG Systems International Inc.	3.5%
Northern Oil & Gas Inc.	3.4%
Array Technologies Inc.	3.2%
Halozyme Therapeutics Inc.	3.1%
Liberty Media Corp.-Liberty Formula One	3.0%
Sarepta Therapeutics Inc.	2.7%
SoFi Technologies Inc.	2.5%
Parsons Corp.	2.5%
Digital Realty Trust LP	2.4%

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	78.3%
Mandatory Convertible Securities	12.6%
U.S. Government Obligations	7.2%
Convertible Preferred Stocks	2.0%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Health Care	16.6%
Computer Software and Services	15.6%
Energy and Utilities: Services	13.4%
Financial Services	8.3%
Energy and Utilities: Integrated	6.4%
Real Estate Investment Trusts	6.2%
Semiconductors	5.2%
Consumer Services	4.3%
Other Industry sectors	24.1%
Other Assets and Liabilities (Net)	(0.1)%

TETON Convertible Securities Fund

Semi - Annual Shareholder Report - March 31, 2025

Class AAA - WESRX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WESRX-25-SATSR

TETON Convertible Securities Fund

Class C - WEICX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about TETON Convertible Securities Fund - Class C (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund seeks opportunities to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.  You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554. #ERROR:This Snippet cannot be shown because it has not been approved.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class C	$96	1.90%

How did the Fund perform?

For the six months  ended March 31, 2025, the Teton Convertible Securities Fund outperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund benefited from a few high conviction names that moved higher in November, while a focus on balanced convertibles limited relative volatility when the market sold off. Top contributors included a space system provider, an online bank and a power generation platform provider. Top detractors included a company undertaking significant capital investment focused on clean energy and a biopharma company.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Convertible Securities Fund - Class C	TETON Convertible Securities Fund - Class C (includes sales charge)	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
3/15	10,000	10,000	10,000	10,000
3/16	9,125	9,034	10,178	9,270
3/17	10,318	10,124	11,926	10,912
3/18	11,653	11,333	13,594	12,072
3/19	12,375	11,922	14,885	13,018
3/20	11,921	11,370	13,846	12,560
3/21	17,176	16,268	21,649	21,870
3/22	16,486	15,458	25,037	21,387
3/23	14,313	13,286	23,101	19,069
3/24	14,410	13,244	30,004	17,001
3/25	15,454	14,071	32,480	17,001

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
TETON Convertible Securities Fund - Class C	1.78%	7.24%	5.33%	4.45%
TETON Convertible Securities Fund - Class C (includes sales charge)	0.78%	6.24%	5.33%	4.45%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
ICE Bank of America Merrill Lynch U.S. Convertibles Index	1.17%	6.27%	12.42%	8.50%

Fund Statistics

  Total Net Assets$12,285,882
  Number of Portfolio Holdings62
  Portfolio Turnover Rate32%
  Management Fees$(8,517)

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	4.6%
CSG Systems International Inc.	3.5%
Northern Oil & Gas Inc.	3.4%
Array Technologies Inc.	3.2%
Halozyme Therapeutics Inc.	3.1%
Liberty Media Corp.-Liberty Formula One	3.0%
Sarepta Therapeutics Inc.	2.7%
SoFi Technologies Inc.	2.5%
Parsons Corp.	2.5%
Digital Realty Trust LP	2.4%

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	78.3%
Mandatory Convertible Securities	12.6%
U.S. Government Obligations	7.2%
Convertible Preferred Stocks	2.0%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Health Care	16.6%
Computer Software and Services	15.6%
Energy and Utilities: Services	13.4%
Financial Services	8.3%
Energy and Utilities: Integrated	6.4%
Real Estate Investment Trusts	6.2%
Semiconductors	5.2%
Consumer Services	4.3%
Other Industry sectors	24.1%
Other Assets and Liabilities (Net)	(0.1)%

TETON Convertible Securities Fund

Semi - Annual Shareholder Report - March 31, 2025

Class C - WEICX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEICX-25-SATSR

TETON Convertible Securities Fund

Class I - WESIX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about TETON Convertible Securities Fund - Class I (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund seeks opportunities to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.  You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554. #ERROR:This Snippet cannot be shown because it has not been approved.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class I	$45	0.90%

How did the Fund perform?

For the six months  ended March 31, 2025, the Teton Convertible Securities Fund outperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund benefited from a few high conviction names that moved higher in November, while a focus on balanced convertibles limited relative volatility when the market sold off. Top contributors included a space system provider, an online bank and a power generation platform provider. Top detractors included a company undertaking significant capital investment focused on clean energy and a biopharma company.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Convertible Securities Fund - Class I	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
3/15	10,000	10,000	10,000
3/16	9,214	10,178	9,270
3/17	10,536	11,926	10,912
3/18	12,026	13,594	12,072
3/19	12,896	14,885	13,018
3/20	12,549	13,846	12,560
3/21	18,260	21,649	21,870
3/22	17,703	25,037	21,387
3/23	15,516	23,101	19,069
3/24	15,775	30,004	17,001
3/25	17,093	32,480	17,001

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
TETON Convertible Securities Fund - Class I	2.37%	8.35%	6.38%	5.51%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
ICE Bank of America Merrill Lynch U.S. Convertibles Index	1.17%	6.27%	12.42%	8.50%

Fund Statistics

  Total Net Assets$12,285,882
  Number of Portfolio Holdings62
  Portfolio Turnover Rate32%
  Management Fees$(8,517)

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	4.6%
CSG Systems International Inc.	3.5%
Northern Oil & Gas Inc.	3.4%
Array Technologies Inc.	3.2%
Halozyme Therapeutics Inc.	3.1%
Liberty Media Corp.-Liberty Formula One	3.0%
Sarepta Therapeutics Inc.	2.7%
SoFi Technologies Inc.	2.5%
Parsons Corp.	2.5%
Digital Realty Trust LP	2.4%

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	78.3%
Mandatory Convertible Securities	12.6%
U.S. Government Obligations	7.2%
Convertible Preferred Stocks	2.0%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Health Care	16.6%
Computer Software and Services	15.6%
Energy and Utilities: Services	13.4%
Financial Services	8.3%
Energy and Utilities: Integrated	6.4%
Real Estate Investment Trusts	6.2%
Semiconductors	5.2%
Consumer Services	4.3%
Other Industry sectors	24.1%
Other Assets and Liabilities (Net)	(0.1)%

TETON Convertible Securities Fund

Semi - Annual Shareholder Report - March 31, 2025

Class I - WESIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WESIX-25-SATSR

TETON Convertible Securities Fund

Class A - WEIAX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about TETON Convertible Securities Fund - Class A (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund seeks opportunities to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.  You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554. #ERROR:This Snippet cannot be shown because it has not been approved.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class A	$58	1.15%

How did the Fund perform?

For the six months  ended March 31, 2025, the Teton Convertible Securities Fund outperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund benefited from a few high conviction names that moved higher in November, while a focus on balanced convertibles limited relative volatility when the market sold off. Top contributors included a space system provider, an online bank and a power generation platform provider. Top detractors included a company undertaking significant capital investment focused on clean energy and a biopharma company.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Convertible Securities Fund - Class A	TETON Convertible Securities Fund - Class A (includes sales charge)	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
3/15	10,000	10,000	10,000	10,000
3/16	9,167	8,799	10,178	9,270
3/17	10,429	9,608	11,926	10,912
3/18	11,835	10,463	13,594	12,072
3/19	12,633	10,723	14,885	13,018
3/20	12,232	9,967	13,846	12,560
3/21	17,722	13,861	21,649	21,870
3/22	17,134	12,862	25,037	21,387
3/23	14,989	10,804	23,101	19,069
3/24	15,210	10,523	30,004	17,001
3/25	16,420	10,907	32,480	17,001

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
TETON Convertible Securities Fund - Class A	2.18%	7.96%	6.07%	5.08%
TETON Convertible Securities Fund - Class A (includes sales charge)	(1.89)%	3.65%	5.20%	4.66%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
ICE Bank of America Merrill Lynch U.S. Convertibles Index	1.17%	6.27%	12.42%	8.50%

Fund Statistics

  Total Net Assets$12,285,882
  Number of Portfolio Holdings62
  Portfolio Turnover Rate32%
  Management Fees$(8,517)

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	4.6%
CSG Systems International Inc.	3.5%
Northern Oil & Gas Inc.	3.4%
Array Technologies Inc.	3.2%
Halozyme Therapeutics Inc.	3.1%
Liberty Media Corp.-Liberty Formula One	3.0%
Sarepta Therapeutics Inc.	2.7%
SoFi Technologies Inc.	2.5%
Parsons Corp.	2.5%
Digital Realty Trust LP	2.4%

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	78.3%
Mandatory Convertible Securities	12.6%
U.S. Government Obligations	7.2%
Convertible Preferred Stocks	2.0%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Health Care	16.6%
Computer Software and Services	15.6%
Energy and Utilities: Services	13.4%
Financial Services	8.3%
Energy and Utilities: Integrated	6.4%
Real Estate Investment Trusts	6.2%
Semiconductors	5.2%
Consumer Services	4.3%
Other Industry sectors	24.1%
Other Assets and Liabilities (Net)	(0.1)%

TETON Convertible Securities Fund

Semi - Annual Shareholder Report - March 31, 2025

Class A - WEIAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEIAX-25-SATSR

TETON Westwood Equity Fund

Class AAA - WESWX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about TETON Westwood Equity Fund - Class AAA (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund seeks to provide capital appreciation while maintaining a prudent risk profile. The Fund primarily invests in well seasoned companies that have reported positive earnings surprises and are trading well below Westwood’s proprietary growth rate estimates. The Fund invests in 40-60 common stocks. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class AAA	$82	1.66%

How did the Fund perform?

Stocks raced to strong gains through mid-December, only to struggle through February and March. The strategy performed in line with the S&P 500, while offering less volatility. Growth stocks led for much of the period, headed by companies involved in artificial intelligence, while value stocks lagged; leadership shifted in February following tariff announcements. The Financials sector was our best performer, as large banks and insurers gained. Our overweight position to Industrials hampered returns amid troubling economic news. We are overweight defensive sectors– Financials, REITs, Utilities – which may benefit amidst volatile markets.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Equity Fund - Class AAA	S&P 500 Index	Russell 1000 Value Index
3/15	10,000	10,000	10,000
3/16	9,944	10,178	9,846
3/17	11,264	11,926	11,738
3/18	12,784	13,594	12,554
3/19	13,400	14,885	13,266
3/20	11,778	13,846	10,988
3/21	16,888	21,649	17,152
3/22	19,131	25,037	19,153
3/23	17,777	23,101	18,021
3/24	20,729	30,004	21,674
3/25	21,162	32,480	23,230

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
TETON Westwood Equity Fund - Class AAA	(1.95)%	2.09%	12.43%	7.78%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
Russell 1000 Value Index	0.11%	7.18%	16.15%	8.79%

Fund Statistics

  Total Net Assets$42,610,005
  Number of Portfolio Holdings48
  Portfolio Turnover Rate29%
  Management Fees$223,034

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

UnitedHealth Group Inc.	3.7%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.4%
Johnson & Johnson	3.2%
Union Pacific Corp.	3.1%
Berkshire Hathaway Inc.	3.0%
Abbott Laboratories	2.9%
Visa Inc.	2.6%
T-Mobile US Inc.	2.5%
WEC Energy Group Inc.	2.4%

Portfolio Weighting (% of net assets)

Common Stocks	97.7%
Short Term Investment	2.4%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.7%
Computer Software and Services	11.3%
Health Care	10.8%
Retail	6.5%
Food and Beverage	5.4%
Business Services	4.4%
Equipment and Supplies	4.3%
Energy: Integrated	4.2%
Energy: Oil	4.2%
Other Industry sectors	30.3%
Other Assets and Liabilities (Net)	(0.1)%

TETON Westwood Equity Fund

Semi - Annual Shareholder Report - March 31, 2025

Class AAA - WESWX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WESWX-25-SATSR

TETON Westwood Equity Fund

Class C - WEQCX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about TETON Westwood Equity Fund - Class C (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund seeks to provide capital appreciation while maintaining a prudent risk profile. The Fund primarily invests in well seasoned companies that have reported positive earnings surprises and are trading well below Westwood’s proprietary growth rate estimates. The Fund invests in 40-60 common stocks. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class C	$119	2.41%

How did the Fund perform?

Stocks raced to strong gains through mid-December, only to struggle through February and March. The strategy performed in line with the S&P 500, while offering less volatility. Growth stocks led for much of the period, headed by companies involved in artificial intelligence, while value stocks lagged; leadership shifted in February following tariff announcements. The Financials sector was our best performer, as large banks and insurers gained. Our overweight position to Industrials hampered returns amid troubling economic news. We are overweight defensive sectors– Financials, REITs, Utilities – which may benefit amidst volatile markets.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Equity Fund - Class C	TETON Westwood Equity Fund - Class C (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
3/15	10,000	10,000	10,000	10,000
3/16	9,862	9,763	10,178	9,846
3/17	11,098	10,889	11,926	11,738
3/18	12,492	12,148	13,594	12,554
3/19	12,992	12,513	14,885	13,266
3/20	11,347	10,819	13,846	10,988
3/21	16,113	15,256	21,649	17,152
3/22	18,122	17,006	25,037	19,153
3/23	16,719	15,532	23,101	18,021
3/24	19,361	17,831	30,004	21,674
3/25	19,617	17,888	32,480	23,230

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
TETON Westwood Equity Fund - Class C	(2.33)%	1.32%	11.57%	6.97%
TETON Westwood Equity Fund - Class C (includes sales charge)	(3.31)%	0.32%	11.57%	6.97%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
Russell 1000 Value Index	0.11%	7.18%	16.15%	8.79%

Fund Statistics

  Total Net Assets$42,610,005
  Number of Portfolio Holdings48
  Portfolio Turnover Rate29%
  Management Fees$223,034

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

UnitedHealth Group Inc.	3.7%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.4%
Johnson & Johnson	3.2%
Union Pacific Corp.	3.1%
Berkshire Hathaway Inc.	3.0%
Abbott Laboratories	2.9%
Visa Inc.	2.6%
T-Mobile US Inc.	2.5%
WEC Energy Group Inc.	2.4%

Portfolio Weighting (% of net assets)

Common Stocks	97.7%
Short Term Investment	2.4%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.7%
Computer Software and Services	11.3%
Health Care	10.8%
Retail	6.5%
Food and Beverage	5.4%
Business Services	4.4%
Equipment and Supplies	4.3%
Energy: Integrated	4.2%
Energy: Oil	4.2%
Other Industry sectors	30.3%
Other Assets and Liabilities (Net)	(0.1)%

TETON Westwood Equity Fund

Semi - Annual Shareholder Report - March 31, 2025

Class C - WEQCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEQCX-25-SATSR

TETON Westwood Equity Fund

Class I - WEEIX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about TETON Westwood Equity Fund - Class I (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund seeks to provide capital appreciation while maintaining a prudent risk profile. The Fund primarily invests in well seasoned companies that have reported positive earnings surprises and are trading well below Westwood’s proprietary growth rate estimates. The Fund invests in 40-60 common stocks. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class I	$70	1.41%

How did the Fund perform?

Stocks raced to strong gains through mid-December, only to struggle through February and March. The strategy performed in line with the S&P 500, while offering less volatility. Growth stocks led for much of the period, headed by companies involved in artificial intelligence, while value stocks lagged; leadership shifted in February following tariff announcements. The Financials sector was our best performer, as large banks and insurers gained. Our overweight position to Industrials hampered returns amid troubling economic news. We are overweight defensive sectors– Financials, REITs, Utilities – which may benefit amidst volatile markets.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Equity Fund - Class I	S&P 500 Index	Russell 1000 Value Index
3/15	10,000	10,000	10,000
3/16	9,962	10,178	9,846
3/17	11,316	11,926	11,738
3/18	12,871	13,594	12,554
3/19	13,530	14,885	13,266
3/20	11,927	13,846	10,988
3/21	17,140	21,649	17,152
3/22	19,465	25,037	19,153
3/23	18,119	23,101	18,021
3/24	21,200	30,004	21,674
3/25	21,692	32,480	23,230

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
TETON Westwood Equity Fund - Class I	(1.91)%	2.32%	12.71%	8.05%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
Russell 1000 Value Index	0.11%	7.18%	16.15%	8.79%

Fund Statistics

  Total Net Assets$42,610,005
  Number of Portfolio Holdings48
  Portfolio Turnover Rate29%
  Management Fees$223,034

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

UnitedHealth Group Inc.	3.7%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.4%
Johnson & Johnson	3.2%
Union Pacific Corp.	3.1%
Berkshire Hathaway Inc.	3.0%
Abbott Laboratories	2.9%
Visa Inc.	2.6%
T-Mobile US Inc.	2.5%
WEC Energy Group Inc.	2.4%

Portfolio Weighting (% of net assets)

Common Stocks	97.7%
Short Term Investment	2.4%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.7%
Computer Software and Services	11.3%
Health Care	10.8%
Retail	6.5%
Food and Beverage	5.4%
Business Services	4.4%
Equipment and Supplies	4.3%
Energy: Integrated	4.2%
Energy: Oil	4.2%
Other Industry sectors	30.3%
Other Assets and Liabilities (Net)	(0.1)%

TETON Westwood Equity Fund

Semi - Annual Shareholder Report - March 31, 2025

Class I - WEEIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEEIX-25-SATSR

TETON Westwood Equity Fund

Class A - WEECX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about TETON Westwood Equity Fund - Class A (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund seeks to provide capital appreciation while maintaining a prudent risk profile. The Fund primarily invests in well seasoned companies that have reported positive earnings surprises and are trading well below Westwood’s proprietary growth rate estimates. The Fund invests in 40-60 common stocks. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class A	$82	1.66%

How did the Fund perform?

Stocks raced to strong gains through mid-December, only to struggle through February and March. The strategy performed in line with the S&P 500, while offering less volatility. Growth stocks led for much of the period, headed by companies involved in artificial intelligence, while value stocks lagged; leadership shifted in February following tariff announcements. The Financials sector was our best performer, as large banks and insurers gained. Our overweight position to Industrials hampered returns amid troubling economic news. We are overweight defensive sectors– Financials, REITs, Utilities – which may benefit amidst volatile markets.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Equity Fund - Class A	TETON Westwood Equity Fund - Class A (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
3/15	10,000	10,000	10,000	10,000
3/16	9,918	9,521	10,178	9,846
3/17	11,206	10,328	11,926	11,738
3/18	12,691	11,228	13,594	12,554
3/19	13,262	11,264	14,885	13,266
3/20	11,639	9,490	13,846	10,988
3/21	16,654	13,036	21,649	17,152
3/22	18,865	14,176	25,037	19,153
3/23	17,527	12,643	23,101	18,021
3/24	20,457	14,167	30,004	21,674
3/25	20,882	13,883	32,480	23,230

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
TETON Westwood Equity Fund - Class A	(1.96)%	2.08%	12.40%	7.64%
TETON Westwood Equity Fund - Class A (includes sales charge)	(5.88)%	(2.01)%	11.49%	7.20%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
Russell 1000 Value Index	0.11%	7.18%	16.15%	8.79%

Fund Statistics

  Total Net Assets$42,610,005
  Number of Portfolio Holdings48
  Portfolio Turnover Rate29%
  Management Fees$223,034

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

UnitedHealth Group Inc.	3.7%
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.4%
Johnson & Johnson	3.2%
Union Pacific Corp.	3.1%
Berkshire Hathaway Inc.	3.0%
Abbott Laboratories	2.9%
Visa Inc.	2.6%
T-Mobile US Inc.	2.5%
WEC Energy Group Inc.	2.4%

Portfolio Weighting (% of net assets)

Common Stocks	97.7%
Short Term Investment	2.4%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.7%
Computer Software and Services	11.3%
Health Care	10.8%
Retail	6.5%
Food and Beverage	5.4%
Business Services	4.4%
Equipment and Supplies	4.3%
Energy: Integrated	4.2%
Energy: Oil	4.2%
Other Industry sectors	30.3%
Other Assets and Liabilities (Net)	(0.1)%

TETON Westwood Equity Fund

Semi - Annual Shareholder Report - March 31, 2025

Class A - WEECX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEECX-25-SATSR

TETON Westwood Mighty Mites Fund

Class AAA - WEMMX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class AAA (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund primarily invests in small and micro-cap equity securities that have a market capitalization of $500 million or less at time of initial investment. The portfolio management team focuses on bottom-up stock selection, seeking bite sized companies with excellent management teams, strong balance sheets, and superior long term fundamentals. As bottom up, fundamental, research driven investors, the team seeks to purchase the inefficiently priced stocks of excellent companies selling at a discount to their Private Market Value (PMV). Private Market Value is the value the Fund’s adviser, believes informed investors would be willing to pay to acquire a company. As such, the portfolio is diversified across a broad cross section of companies sharing these valuation characteristics. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3544.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class AAA	$74	1.55%

How did the Fund perform?

During the six months ended March 31, 2025, the Mighty Mites Fund outperformed its broad-based benchmark, the Russell 2000 Index, and underperformed its comparative benchmark, the Dow Jones Micro-Cap TSM Index. The portfolio was subject to significant volatility over the six-month period as government policies and geopolitical dynamics impacted the operating environment for many portfolio companies. Consequently, small-cap stocks underperformed large-cap companies. The portfolio benefited from outperformance across consumer discretionary and communications services, as well as its underweight position in healthcare.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Mighty Mites Fund - Class AAA	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
3/15	10,000	10,000	10,000
3/16	9,280	9,024	11,586
3/17	11,511	11,390	13,354
3/18	12,717	12,733	11,750
3/19	12,313	12,994	14,091
3/20	9,128	9,877	17,235
3/21	16,456	19,245	18,989
3/22	16,305	18,131	13,476
3/23	15,487	16,026	14,671
3/24	17,591	19,184	16,864
3/25	16,467	18,415	16,091

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
TETON Westwood Mighty Mites Fund - Class AAA	(7.78)%	(6.39)%	12.52%	5.11%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	6.30%
Dow Jones U.S. Micro-Cap Total Stock Market Index	(5.03)%	(4.58)%	7.85%	2.88%

Fund Statistics

  Total Net Assets$193,372,775
  Number of Portfolio Holdings286
  Portfolio Turnover Rate1%
  Management Fees$1,108,698

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Ducommun Inc.	3.3%
Nathan's Famous Inc.	3.2%
Full House Resorts Inc.	2.6%
Astronics Corp.	2.3%
Myers Industries Inc.	2.1%
The Eastern Co.	1.9%
Distribution Solutions Group Inc.	1.9%
The Monarch Cement Co.	1.8%
Park-Ohio Holdings Corp.	1.8%
Gibraltar Industries Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	(0.5)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.4%
Diversified Industrial	12.6%
Hotels and Gaming	6.1%
Equipment and Supplies	5.6%
Aviation: Parts and Services	5.6%
Electronics	5.0%
Health Care	4.8%
Food and Beverage	4.3%
Building and Construction	4.1%
Other Industry sectors	38.0%
Other Assets and Liabilities (Net)	(0.5)%

TETON Westwood Mighty Mites Fund

Semi - Annual Shareholder Report - March 31, 2025

Class AAA - WEMMX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEMMX-25-SATSR

TETON Westwood Mighty Mites Fund

Class C - WMMCX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class C (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund primarily invests in small and micro-cap equity securities that have a market capitalization of $500 million or less at time of initial investment. The portfolio management team focuses on bottom-up stock selection, seeking bite sized companies with excellent management teams, strong balance sheets, and superior long term fundamentals. As bottom up, fundamental, research driven investors, the team seeks to purchase the inefficiently priced stocks of excellent companies selling at a discount to their Private Market Value (PMV). Private Market Value is the value the Fund’s adviser, believes informed investors would be willing to pay to acquire a company. As such, the portfolio is diversified across a broad cross section of companies sharing these valuation characteristics. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3544.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class C	$110	2.30%

How did the Fund perform?

During the six months ended March 31, 2025, the Mighty Mites Fund outperformed its broad-based benchmark, the Russell 2000 Index, and underperformed its comparative benchmark, the Dow Jones Micro-Cap TSM Index. The portfolio was subject to significant volatility over the six-month period as government policies and geopolitical dynamics impacted the operating environment for many portfolio companies. Consequently, small-cap stocks underperformed large-cap companies. The portfolio benefited from outperformance across consumer discretionary and communications services, as well as its underweight position in healthcare.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Mighty Mites Fund - Class C	TETON Westwood Mighty Mites Fund - Class C (includes sales charge)	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
3/15	10,000	10,000	10,000	10,000
3/16	9,212	9,120	9,024	11,586
3/17	11,342	11,137	11,390	13,354
3/18	12,435	12,099	12,733	11,750
3/19	11,950	11,511	12,994	14,091
3/20	8,790	8,382	9,877	17,235
3/21	15,737	14,923	19,245	18,989
3/22	15,467	14,521	18,131	13,476
3/23	14,588	13,559	16,026	14,671
3/24	16,442	15,146	19,184	16,864
3/25	15,275	13,931	18,415	16,091

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
TETON Westwood Mighty Mites Fund - Class C	(8.14)%	(7.09)%	11.69%	4.33%
TETON Westwood Mighty Mites Fund - Class C (includes sales charge)	(9.06)%	(8.02)%	11.69%	4.33%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	6.30%
Dow Jones U.S. Micro-Cap Total Stock Market Index	(5.03)%	(4.58)%	7.85%	2.88%

Fund Statistics

  Total Net Assets$193,372,775
  Number of Portfolio Holdings286
  Portfolio Turnover Rate1%
  Management Fees$1,108,698

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Ducommun Inc.	3.3%
Nathan's Famous Inc.	3.2%
Full House Resorts Inc.	2.6%
Astronics Corp.	2.3%
Myers Industries Inc.	2.1%
The Eastern Co.	1.9%
Distribution Solutions Group Inc.	1.9%
The Monarch Cement Co.	1.8%
Park-Ohio Holdings Corp.	1.8%
Gibraltar Industries Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	(0.5)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.4%
Diversified Industrial	12.6%
Hotels and Gaming	6.1%
Equipment and Supplies	5.6%
Aviation: Parts and Services	5.6%
Electronics	5.0%
Health Care	4.8%
Food and Beverage	4.3%
Building and Construction	4.1%
Other Industry sectors	38.0%
Other Assets and Liabilities (Net)	(0.5)%

TETON Westwood Mighty Mites Fund

Semi - Annual Shareholder Report - March 31, 2025

Class C - WMMCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WMMCX-25-SATSR

TETON Westwood Mighty Mites Fund

Class I - WEIMX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class I (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund primarily invests in small and micro-cap equity securities that have a market capitalization of $500 million or less at time of initial investment. The portfolio management team focuses on bottom-up stock selection, seeking bite sized companies with excellent management teams, strong balance sheets, and superior long term fundamentals. As bottom up, fundamental, research driven investors, the team seeks to purchase the inefficiently priced stocks of excellent companies selling at a discount to their Private Market Value (PMV). Private Market Value is the value the Fund’s adviser, believes informed investors would be willing to pay to acquire a company. As such, the portfolio is diversified across a broad cross section of companies sharing these valuation characteristics. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3544.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class I	$62	1.30%

How did the Fund perform?

During the six months ended March 31, 2025, the Mighty Mites Fund outperformed its broad-based benchmark, the Russell 2000 Index, and underperformed its comparative benchmark, the Dow Jones Micro-Cap TSM Index. The portfolio was subject to significant volatility over the six-month period as government policies and geopolitical dynamics impacted the operating environment for many portfolio companies. Consequently, small-cap stocks underperformed large-cap companies. The portfolio benefited from outperformance across consumer discretionary and communications services, as well as its underweight position in healthcare.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Mighty Mites Fund - Class I	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
3/15	10,000	10,000	10,000
3/16	9,302	9,024	11,586
3/17	11,569	11,390	13,354
3/18	12,810	12,733	11,750
3/19	12,431	12,994	14,091
3/20	9,242	9,877	17,235
3/21	16,700	19,245	18,989
3/22	16,584	18,131	13,476
3/23	15,795	16,026	14,671
3/24	17,986	19,184	16,864
3/25	16,871	18,415	16,091

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
TETON Westwood Mighty Mites Fund - Class I	(7.69)%	(6.20)%	12.79%	5.37%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	6.30%
Dow Jones U.S. Micro-Cap Total Stock Market Index	(5.03)%	(4.58)%	7.85%	2.88%

Fund Statistics

  Total Net Assets$193,372,775
  Number of Portfolio Holdings286
  Portfolio Turnover Rate1%
  Management Fees$1,108,698

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Ducommun Inc.	3.3%
Nathan's Famous Inc.	3.2%
Full House Resorts Inc.	2.6%
Astronics Corp.	2.3%
Myers Industries Inc.	2.1%
The Eastern Co.	1.9%
Distribution Solutions Group Inc.	1.9%
The Monarch Cement Co.	1.8%
Park-Ohio Holdings Corp.	1.8%
Gibraltar Industries Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	(0.5)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.4%
Diversified Industrial	12.6%
Hotels and Gaming	6.1%
Equipment and Supplies	5.6%
Aviation: Parts and Services	5.6%
Electronics	5.0%
Health Care	4.8%
Food and Beverage	4.3%
Building and Construction	4.1%
Other Industry sectors	38.0%
Other Assets and Liabilities (Net)	(0.5)%

TETON Westwood Mighty Mites Fund

Semi - Annual Shareholder Report - March 31, 2025

Class I - WEIMX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEIMX-25-SATSR

TETON Westwood Mighty Mites Fund

Class A - WMMAX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class A (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund primarily invests in small and micro-cap equity securities that have a market capitalization of $500 million or less at time of initial investment. The portfolio management team focuses on bottom-up stock selection, seeking bite sized companies with excellent management teams, strong balance sheets, and superior long term fundamentals. As bottom up, fundamental, research driven investors, the team seeks to purchase the inefficiently priced stocks of excellent companies selling at a discount to their Private Market Value (PMV). Private Market Value is the value the Fund’s adviser, believes informed investors would be willing to pay to acquire a company. As such, the portfolio is diversified across a broad cross section of companies sharing these valuation characteristics. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3544.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class A	$74	1.55%

How did the Fund perform?

During the six months ended March 31, 2025, the Mighty Mites Fund outperformed its broad-based benchmark, the Russell 2000 Index, and underperformed its comparative benchmark, the Dow Jones Micro-Cap TSM Index. The portfolio was subject to significant volatility over the six-month period as government policies and geopolitical dynamics impacted the operating environment for many portfolio companies. Consequently, small-cap stocks underperformed large-cap companies. The portfolio benefited from outperformance across consumer discretionary and communications services, as well as its underweight position in healthcare.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Mighty Mites Fund - Class A	TETON Westwood Mighty Mites Fund - Class A (includes sales charge)	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
3/15	10,000	10,000	10,000	10,000
3/16	9,252	8,882	9,024	11,586
3/17	11,449	10,551	11,390	13,354
3/18	12,617	11,162	12,733	11,750
3/19	12,185	10,349	12,994	14,091
3/20	9,012	7,348	9,877	17,235
3/21	16,222	12,698	19,245	18,989
3/22	16,069	12,075	18,131	13,476
3/23	15,265	11,012	16,026	14,671
3/24	17,346	12,013	19,184	16,864
3/25	16,230	10,790	18,415	16,864

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
TETON Westwood Mighty Mites Fund - Class A	(7.76)%	(6.43)%	12.49%	4.96%
TETON Westwood Mighty Mites Fund - Class A (includes sales charge)	(11.45)%	(10.18)%	11.57%	4.53%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	6.30%
Dow Jones U.S. Micro-Cap Total Stock Market Index	(5.03)%	(4.58)%	7.85%	2.88%

Fund Statistics

  Total Net Assets$193,372,775
  Number of Portfolio Holdings286
  Portfolio Turnover Rate1%
  Management Fees$1,108,698

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Ducommun Inc.	3.3%
Nathan's Famous Inc.	3.2%
Full House Resorts Inc.	2.6%
Astronics Corp.	2.3%
Myers Industries Inc.	2.1%
The Eastern Co.	1.9%
Distribution Solutions Group Inc.	1.9%
The Monarch Cement Co.	1.8%
Park-Ohio Holdings Corp.	1.8%
Gibraltar Industries Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	(0.5)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.4%
Diversified Industrial	12.6%
Hotels and Gaming	6.1%
Equipment and Supplies	5.6%
Aviation: Parts and Services	5.6%
Electronics	5.0%
Health Care	4.8%
Food and Beverage	4.3%
Building and Construction	4.1%
Other Industry sectors	38.0%
Other Assets and Liabilities (Net)	(0.5)%

TETON Westwood Mighty Mites Fund

Semi - Annual Shareholder Report - March 31, 2025

Class A - WMMAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WMMAX-25-SATSR

TETON Westwood SmallCap Equity Fund

Class AAA - WESCX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about TETON Westwood SmallCap Equity Fund - Class AAA (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund seeks to provide long-term capital appreciation. The Fund targets undervalued equities that have a market capitalization between $100 million and $2.5 billion. The Portfolio Manager employs bottom-up fundamental research with an emphasis on balance sheets, asset values, cash flow and earnings growth potential. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
SmallCap Equity Fund - Class AAA	$61	1.25%

How did the Fund perform?

During the six months ended March 31, 2025, the Teton Westwood Small Cap Equity Fund outperformed the Russell 2000 Index.  The largest contributors were our healthcare names (including one holding acquired by a financially-oriented buyer) and industrial holdings with company-specific drivers benefiting margins.  Our value-oriented technology holdings continued to be a primary detractor but are approaching trough valuations. The Fund has a history of opportunistically using market dislocations to establish new positions in quality franchises with return potential stretching into subsequent years.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood SmallCap Equity Fund - Class AAA	Russell 2000 Index	Russell 2000 Value Index
3/15	10,000	10,000	10,000
3/16	9,399	9,024	9,228
3/17	12,575	11,390	11,938
3/18	14,090	12,733	12,551
3/19	14,009	12,994	12,572
3/20	10,076	9,877	8,846
3/21	20,713	19,245	17,430
3/22	22,506	18,131	18,009
3/23	19,982	16,026	15,675
3/24	23,789	19,184	18,614
3/25	23,286	18,415	18,033

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
TETON Westwood SmallCap Equity Fund - Class AAA	(5.69)%	(2.11)%	18.24%	8.82%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	6.30%
Russell 2000 Value Index	(8.72)%	(3.12)%	15.31%	6.07%

Fund Statistics

  Total Net Assets$67,767,996
  Number of Portfolio Holdings85
  Portfolio Turnover Rate36%
  Management Fees$210,449

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	3.4%
IMAX Corp.	2.9%
Ethan Allen Interiors Inc.	2.7%
Flowserve Corp.	2.7%
Champion Homes Inc.	2.6%
Mueller Water Products Inc.	2.6%
AAR Corp.	2.6%
Advanced Energy Industries Inc.	2.6%
ABM Industries Inc.	2.4%
Veritex Holdings Inc.	2.4%

Portfolio Weighting (% of net assets)

Common Stocks	97.4%
U.S. Government Obligations	2.7%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Banking	14.6%
Health Care	8.8%
Retail	8.2%
Computer Software and Services	8.0%
Energy and Utilities	5.6%
Electronics	5.3%
Financial Services	5.1%
Business Services	4.5%
Semiconductors	4.5%
Other Industry sectors	35.5%
Other Assets and Liabilities (Net)	(0.1)%

TETON Westwood SmallCap Equity Fund

Semi - Annual Shareholder Report - March 31, 2025

Class AAA - WESCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WESCX-25-SATSR

TETON Westwood SmallCap Equity Fund

Class C - WWSCX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about TETON Westwood SmallCap Equity Fund - Class C (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund seeks to provide long-term capital appreciation. The Fund targets undervalued equities that have a market capitalization between $100 million and $2.5 billion. The Portfolio Manager employs bottom-up fundamental research with an emphasis on balance sheets, asset values, cash flow and earnings growth potential. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
SmallCap Equity Fund - Class C	$97	2.00%

How did the Fund perform?

During the six months ended March 31, 2025, the Teton Westwood Small Cap Equity Fund outperformed the Russell 2000 Index.  The largest contributors were our healthcare names (including one holding acquired by a financially-oriented buyer) and industrial holdings with company-specific drivers benefiting margins.  Our value-oriented technology holdings continued to be a primary detractor but are approaching trough valuations. The Fund has a history of opportunistically using market dislocations to establish new positions in quality franchises with return potential stretching into subsequent years.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood SmallCap Equity Fund - Class C	TETON Westwood SmallCap Equity Fund - Class C (includes sales charge)	Russell 2000 Index	Russell 2000 Value Index
3/15	10,000	10,000	10,000	10,000
3/16	9,328	9,235	9,024	9,228
3/17	12,391	12,175	11,390	11,938
3/18	13,771	13,409	12,733	12,551
3/19	13,597	13,107	12,994	12,572
3/20	9,709	9,266	9,877	8,846
3/21	19,802	18,805	19,245	17,430
3/22	21,359	20,095	18,131	18,009
3/23	18,814	17,524	16,026	15,675
3/24	22,228	20,529	19,184	18,614
3/25	21,603	19,752	18,415	18,033

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
TETON Westwood SmallCap Equity Fund - Class C	(6.05)%	(2.82)%	17.35%	8.01%
TETON Westwood SmallCap Equity Fund - Class C (includes sales charge)	(6.99)%	(3.79)%	17.35%	8.01%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	6.30%
Russell 2000 Value Index	(8.72)%	(3.12)%	15.31%	6.07%

Fund Statistics

  Total Net Assets$67,767,996
  Number of Portfolio Holdings85
  Portfolio Turnover Rate36%
  Management Fees$210,449

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	3.4%
IMAX Corp.	2.9%
Ethan Allen Interiors Inc.	2.7%
Flowserve Corp.	2.7%
Champion Homes Inc.	2.6%
Mueller Water Products Inc.	2.6%
AAR Corp.	2.6%
Advanced Energy Industries Inc.	2.6%
ABM Industries Inc.	2.4%
Veritex Holdings Inc.	2.4%

Portfolio Weighting (% of net assets)

Common Stocks	97.4%
U.S. Government Obligations	2.7%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Banking	14.6%
Health Care	8.8%
Retail	8.2%
Computer Software and Services	8.0%
Energy and Utilities	5.6%
Electronics	5.3%
Financial Services	5.1%
Business Services	4.5%
Semiconductors	4.5%
Other Industry sectors	35.5%
Other Assets and Liabilities (Net)	(0.1)%

TETON Westwood SmallCap Equity Fund

Semi - Annual Shareholder Report - March 31, 2025

Class C - WWSCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WWSCX-25-SATSR

TETON Westwood SmallCap Equity Fund

Class I - WWSIX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about TETON Westwood SmallCap Equity Fund - Class I (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund seeks to provide long-term capital appreciation. The Fund targets undervalued equities that have a market capitalization between $100 million and $2.5 billion. The Portfolio Manager employs bottom-up fundamental research with an emphasis on balance sheets, asset values, cash flow and earnings growth potential. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
SmallCap Equity Fund - Class I	$48	1.00%

How did the Fund perform?

During the six months ended March 31, 2025, the Teton Westwood Small Cap Equity Fund outperformed the Russell 2000 Index.  The largest contributors were our healthcare names (including one holding acquired by a financially-oriented buyer) and industrial holdings with company-specific drivers benefiting margins.  Our value-oriented technology holdings continued to be a primary detractor but are approaching trough valuations. The Fund has a history of opportunistically using market dislocations to establish new positions in quality franchises with return potential stretching into subsequent years.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood SmallCap Equity Fund - Class I	Russell 2000 Index	Russell 2000 Value Index
3/15	10,000	10,000	10,000
3/16	9,421	9,024	9,228
3/17	12,637	11,390	11,938
3/18	14,190	12,733	12,551
3/19	14,141	12,994	12,572
3/20	10,200	9,877	8,846
3/21	21,020	19,245	17,430
3/22	22,896	18,131	18,009
3/23	20,386	16,026	15,675
3/24	24,326	19,184	18,614
3/25	23,867	18,415	18,033

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
TETON Westwood SmallCap Equity Fund - Class I	(5.58)%	(1.89)%	18.53%	9.09%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	6.30%
Russell 2000 Value Index	(8.72)%	(3.12)%	15.31%	6.07%

Fund Statistics

  Total Net Assets$67,767,996
  Number of Portfolio Holdings85
  Portfolio Turnover Rate36%
  Management Fees$210,449

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	3.4%
IMAX Corp.	2.9%
Ethan Allen Interiors Inc.	2.7%
Flowserve Corp.	2.7%
Champion Homes Inc.	2.6%
Mueller Water Products Inc.	2.6%
AAR Corp.	2.6%
Advanced Energy Industries Inc.	2.6%
ABM Industries Inc.	2.4%
Veritex Holdings Inc.	2.4%

Portfolio Weighting (% of net assets)

Common Stocks	97.4%
U.S. Government Obligations	2.7%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Banking	14.6%
Health Care	8.8%
Retail	8.2%
Computer Software and Services	8.0%
Energy and Utilities	5.6%
Electronics	5.3%
Financial Services	5.1%
Business Services	4.5%
Semiconductors	4.5%
Other Industry sectors	35.5%
Other Assets and Liabilities (Net)	(0.1)%

TETON Westwood SmallCap Equity Fund

Semi - Annual Shareholder Report - March 31, 2025

Class I - WWSIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WWSIX-25-SATSR

TETON Westwood SmallCap Equity Fund

Class A - WWSAX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about TETON Westwood SmallCap Equity Fund - Class A (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund seeks to provide long-term capital appreciation. The Fund targets undervalued equities that have a market capitalization between $100 million and $2.5 billion. The Portfolio Manager employs bottom-up fundamental research with an emphasis on balance sheets, asset values, cash flow and earnings growth potential. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
SmallCap Equity Fund - Class A	$61	1.25%

How did the Fund perform?

During the six months ended March 31, 2025, the Teton Westwood Small Cap Equity Fund outperformed the Russell 2000 Index.  The largest contributors were our healthcare names (including one holding acquired by a financially-oriented buyer) and industrial holdings with company-specific drivers benefiting margins.  Our value-oriented technology holdings continued to be a primary detractor but are approaching trough valuations. The Fund has a history of opportunistically using market dislocations to establish new positions in quality franchises with return potential stretching into subsequent years.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood SmallCap Equity Fund - Class A	TETON Westwood SmallCap Equity Fund - Class A (includes sales charge)	Russell 2000 Index	Russell 2000 Value Index
3/15	10,000	10,000	10,000	10,000
3/16	9,371	8,997	9,024	9,228
3/17	12,512	11,531	11,390	11,938
3/18	13,980	12,369	12,733	12,551
3/19	13,866	11,777	12,994	12,572
3/20	9,949	8,112	9,877	8,846
3/21	20,424	15,987	19,245	17,430
3/22	22,187	16,672	18,131	18,009
3/23	19,701	14,212	16,026	15,675
3/24	23,451	16,241	19,184	18,614
3/25	22,945	15,255	18,415	18,033

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
TETON Westwood SmallCap Equity Fund - Class A	(5.74)%	(2.16)%	18.19%	8.66%
TETON Westwood SmallCap Equity Fund - Class A (includes sales charge)	(9.51)%	(6.07)%	17.23%	8.22%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	6.30%
Russell 2000 Value Index	(8.72)%	(3.12)%	15.31%	6.07%

Fund Statistics

  Total Net Assets$67,767,996
  Number of Portfolio Holdings85
  Portfolio Turnover Rate36%
  Management Fees$210,449

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	3.4%
IMAX Corp.	2.9%
Ethan Allen Interiors Inc.	2.7%
Flowserve Corp.	2.7%
Champion Homes Inc.	2.6%
Mueller Water Products Inc.	2.6%
AAR Corp.	2.6%
Advanced Energy Industries Inc.	2.6%
ABM Industries Inc.	2.4%
Veritex Holdings Inc.	2.4%

Portfolio Weighting (% of net assets)

Common Stocks	97.4%
U.S. Government Obligations	2.7%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Banking	14.6%
Health Care	8.8%
Retail	8.2%
Computer Software and Services	8.0%
Energy and Utilities	5.6%
Electronics	5.3%
Financial Services	5.1%
Business Services	4.5%
Semiconductors	4.5%
Other Industry sectors	35.5%
Other Assets and Liabilities (Net)	(0.1)%

TETON Westwood SmallCap Equity Fund

Semi - Annual Shareholder Report - March 31, 2025

Class A - WWSAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WWSAX-25-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Convertible Securities Fund

Equity Fund

Balanced Fund

Semiannual Report

March 31, 2025

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.tetonadv.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Funds, you may call 800-937-8966 or send an email request to info@tetonadv.com.

Performance Discussion (Unaudited)

Mighty Mites Fund

To Our Shareholders,

For the six months ended March 31, 2025, the net asset value (NAV) total return per Class AAA Share of the TETON Westwood Mighty Mites Fund was (7.8)%, compared with a total returns of (9.2)% for the Russell 2000 Index and (5.0)% for the Dow Jones U.S. Micro-Cap Total Stock Market Index.

SmallCap Equity Fund

To Our Shareholders,

For the six months ended March 31, 2025, the net asset value (NAV) total return per Class AAA Share of the TETON Westwood SmallCap Equity Fund was (5.7)%, compared with a total return of (9.2)% for the Russell 2000 Index.

Convertible Securities Fund

To Our Shareholders,

For the six months ended March 31, 2025, the net asset value (NAV) total return per Class AAA Share of the TETON Convertible Securities Fund was 2.2%, compared with a total return of (2.0)% and 1.2% for the Standard & Poor’s (S&P) 500 Index and the ICE BofA U.S. Convertibles Index, respectively.

Equity Fund

To Our Shareholders,

For the six months ended March 31, 2025, the net asset value (NAV) total return per Class AAA Share of the Equity Fund was (2.0)%, compared with a total return of (2.0)% for the S&P 500 Index.

Balanced Fund

To Our Shareholders,

For the six months ended March 31, 2025, the net asset value (NAV) total return per Class AAA Share of the TETON Westwood Balanced Fund was (1.8)%, compared with total return of (0.5)% and (1.4)%, for the Bloomberg Government/Credit Bond Index and the common balanced benchmark comprised of 60% S&P 500 Index and 40% of the Bloomberg Government/Credit Bond Index, respectively.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2025:

TETON Westwood Mighty Mites Fund
Financial Services	14.4%	Specialty Chemicals	1.4%
Diversified Industrial	12.6%	Agriculture	1.2%
Hotels and Gaming	6.1%	Retail	1.1%
Equipment and Supplies	5.6%	Energy and Utilities: Natural Gas	1.1%
Aviation: Parts and Services	5.6%	Communications Equipment	0.9%
Electronics	5.0%	Consumer Services	0.7%
Health Care	4.8%	Environmental Control	0.6%
Food and Beverage	4.3%	Telecommunications	0.6%
Building and Construction	4.1%	Energy and Utilities: Services	0.6%
Machinery	3.7%	Educational Services	0.6%
Restaurants	3.3%	Publishing	0.6%
Automotive: Parts and Accessories	2.6%	Semiconductors	0.2%
Energy and Utilities: Water	2.6%	Metals and Mining	0.2%
Consumer Products	2.5%	Communications	0.2%
Real Estate	2.5%	Entertainment	0.1%
Aerospace and Defense	2.2%	Paper and Forest Products	0.0%*
Manufactured Housing and Recreational Vehicles	2.1%	Other Assets and Liabilities (Net)	(0.5)%
Automotive	1.8%		100.0%
Broadcasting	1.6%
Computer Software and Services	1.5%	* Amount represents less than 0.05%.
Business Services	1.5%
TETON Westwood SmallCap Equity Fund
Banking	14.6%	Aviation: Parts and Services	2.9%
Health Care	8.8%	U.S. Government Obligations	2.7%
Retail	8.2%	Equipment and Supplies	2.7%
Computer Software and Services	8.0%	Real Estate	2.5%
Energy and Utilities	5.6%	Consumer Products	2.3%
Electronics	5.3%	Automotive	2.3%
Financial Services	5.1%	Communications	2.3%
Semiconductors	4.5%	Specialty Chemicals	1.5%
Business Services	4.5%	Materials	0.8%
Building and Construction	4.3%	Transportation	0.6%
Diversified Industrial	3.8%	Aerospace	0.2%
Broadcasting	3.4%	Other Assets and Liabilities (Net)	(0.1)%
Machinery	3.2%		100.0%

TETON Convertible Securities Fund
Health Care	16.6%	Entertainment	3.0%
Computer Software and Services	15.6%	Energy and Energy Services	2.9%
Energy and Utilities: Services	13.4%	Diversified Industrial	1.9%
Financial Services	8.3%	Business Services	1.7%
U.S. Government Obligations	7.2%	Aerospace and Defense	1.7%
Energy and Utilities: Integrated	6.4%	Telecommunications	1.4%
Real Estate Investment Trusts	6.2%	Specialty Chemicals	1.2%
Semiconductors	5.2%	Retail	0.1%
Consumer Services	4.3%	Other Assets and Liabilities (Net)	(0.1)%
Metals and Mining	3.0%		100.0%

Summary of Portfolio Holdings (Unaudited) (Continued)

TETON Westwood Equity Fund
Financial Services	18.7%	Entertainment	2.4%
Computer Software and Services	11.3%	Short Term Investment	2.4%
Health Care	10.8%	Consumer Products	2.2%
Retail	6.5%	Commercial Services and Supplies	2.1%
Food and Beverage	5.4%	Banking	1.9%
Business Services	4.4%	Computer Hardware	1.3%
Equipment and Supplies	4.3%	Semiconductors	1.3%
Energy: Integrated	4.2%	Electronics	0.9%
Energy: Oil	4.2%	Other Assets and Liabilities (Net)	(0.1)%
Real Estate	3.8%		100.0%
Energy and Energy Services	3.3%
Transportation	3.1%
Aerospace	3.1%
Telecommunications	2.5%
TETON Westwood Balanced Fund
Financial Services	19.6%	Aerospace	2.4%
Computer Software and Services	9.2%	Telecommunications	2.1%
Health Care	8.5%	Diversified Industrial	1.9%
U.S. Government Obligations	7.2%	Automotive: Parts and Accessories	1.8%
Retail	4.9%	Computer Hardware	1.7%
Real Estate	4.5%	Commercial Services and Supplies	1.5%
Transportation	4.4%	Entertainment	1.4%
Food and Beverage	4.2%	Consumer Products	1.3%
Energy: Oil	3.8%	Banking	1.1%
Energy and Energy Services	3.7%	Consumer Services	1.1%
Energy: Integrated	3.3%	Electronics	1.0%
Equipment and Supplies	2.9%	Foreign Government Obligations	0.8%
Semiconductors	2.7%	Short Term Investment	0.1%
Business Services	2.6%	Other Assets and Liabilities (Net)	0.3%
			100.0%

TETON Westwood Mighty Mites Fund

Schedule of Investments — March 31, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 100.4%
	Aerospace and Defense — 2.2%
68,600	Allient Inc.	$1,606,791	$1,507,828
49,000	Avio SpA	646,016	913,439
137,000	Innovative Solutions and Support Inc.†	729,030	861,730
6,000	Kratos Defense & Security Solutions Inc.†	36,510	178,140
58,000	Park Aerospace Corp.	900,608	780,100
		3,918,955	4,241,237

	Agriculture — 1.2%
215	J.G. Boswell Co.	136,405	108,360
120,000	Limoneira Co.	2,117,807	2,126,400
4,700	S&W Seed Co.†	18,570	34,075
		2,272,782	2,268,835

	Automotive — 1.8%
8,000	Rush Enterprises Inc., Cl. A	52,923	427,280
44,200	Rush Enterprises Inc., Cl. B	386,419	2,498,184
43,800	Wabash National Corp.	82,665	483,990
		522,007	3,409,454

	Automotive: Parts and Accessories — 2.5%
50,628	Commercial Vehicle Group Inc.†	394,460	58,222
24,750	Dana Inc.	167,062	329,917
50,000	Garrett Motion Inc.	381,001	418,500
3,000	Modine Manufacturing Co.†	24,990	230,250
7,800	Motorcar Parts of America Inc.†	102,503	74,100
80,000	Puradyn Filter Technologies Inc.†	13,773	8
32,500	Standard Motor Products Inc.	362,342	810,225
68,060	Strattec Security Corp.†	1,478,236	2,685,648
20,500	Titan International Inc.†	88,258	171,995
		3,012,625	4,778,865

	Aviation: Parts and Services — 5.6%
157,000	Astronics Corp.†	1,795,613	3,794,690
23,896	Astronics Corp., Cl. B†	144,647	575,057
110,200	Ducommun Inc.†	2,310,369	6,394,906
		4,250,629	10,764,653

	Broadcasting — 1.6%
2,100	Beasley Broadcast Group Inc., Cl. A†	19,922	11,655
10,000	Corus Entertainment Inc., Cl. B†	7,718	868
30,280	Dish TV India Ltd., GDR†	22,113	3,028
247,740	Gray Media Inc.	341,863	1,070,237
87,000	Gray Media Inc., Cl. A	629,140	685,560
28,400	Sinclair Inc.	44,247	452,412
117,000	Townsquare Media Inc., Cl. A	751,193	952,380
		1,816,196	3,176,140

	Building and Construction — 4.1%
59,059	Armstrong Flooring Inc.†	10,195	6
56,500	Gibraltar Industries Inc.†	1,282,160	3,314,290
4,700	Granite Construction Inc.	106,388	354,380
400	Herc Holdings Inc.	9,496	53,708
8,000	INNOVATE Corp.†	78,683	62,640
7,000	MYR Group Inc.†	121,474	791,630
Shares		Cost	Market Value
15,500	The Monarch Cement Co.	$436,748	$3,410,000
		2,045,144	7,986,654

	Business Services — 1.5%
36,900	Du-Art Film Laboratories Inc., Non-Voting†(a)	0	44,501
4,100	Du-Art Film Laboratories Inc., Voting†(a)	0	4,945
3,000	ICF International Inc.	64,859	254,910
30,000	OPENLANE Inc.†	158,252	578,400
13,000	Pursuit Attractions and Hospitality Inc.†	262,529	460,070
2,298,900	Trans-Lux Corp.†(b)	1,195,110	896,571
15,000	Willdan Group Inc.†	325,394	610,800
		2,006,144	2,850,197

	Communications — 0.2%
30,000	Ooma Inc.†	422,597	392,700

	Communications Equipment — 0.9%
50,000	Anterix Inc.†	1,602,489	1,830,000

	Computer Software and Services — 1.5%
40,000	3D Systems Corp.†	136,586	84,800
515,000	Alithya Group Inc., Cl. A†	1,158,282	602,550
4,000	Cardlytics Inc.†	41,253	7,280
45,000	DHI Group Inc.†	81,548	62,550
8,000	Digi International Inc.†	99,724	222,640
10,000	Materialise NV, ADR†	58,532	49,200
111,000	Mitek Systems Inc.†	581,181	915,750
24,600	Playstudios Inc.†	123,446	31,242
9,000	Red Violet Inc.	224,356	338,310
1,000	Tyler Technologies Inc.†	16,928	581,390
		2,521,836	2,895,712

	Consumer Products — 2.5%
13,000	Acme United Corp.	223,109	514,930
10,000	Bassett Furniture Industries Inc.	146,404	152,500
900,000	Goodbaby International Holdings Ltd.†	200,204	158,454
5,000	Johnson Outdoors Inc., Cl. A	145,741	124,200
159,000	Lifetime Brands Inc.	1,539,472	783,870
246,000	Marine Products Corp.	1,687,254	2,063,940
3,000	MarineMax Inc.†	52,591	64,500
17,000	Oil-Dri Corp. of America	172,951	780,640
5,700	PC Group Inc.†(a)	3,465	0
2,200,000	Playmates Holdings Ltd.	263,717	155,498
		4,434,908	4,798,532

	Consumer Services — 0.7%
137,000	1-800-Flowers.com Inc., Cl. A†	708,136	808,300
63,400	Bowlin Travel Centers Inc.†	86,945	231,410
3,500	Carriage Services Inc.	53,964	135,625
6,108	Matthews International Corp., Cl. A	181,520	135,842
		1,030,565	1,311,177

	Diversified Industrial — 12.6%
116,500	American Outdoor Brands Inc.†	945,348	1,416,640
112,000	Ampco-Pittsburgh Corp.†	445,482	243,040
155,000	Burnham Holdings Inc., Cl. A(b)	2,259,353	2,797,750
30,500	Columbus McKinnon Corp.	421,358	516,365

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
128,891	Distribution Solutions Group Inc.†	$809,077	$3,608,948
44,000	Graham Corp.†	344,865	1,268,080
1,000	Griffon Corp.	10,020	71,500
15,700	Haulotte Group SA†	84,373	48,723
400	Hyster-Yale Inc.	11,320	16,616
138,000	Intevac Inc.	570,930	552,000
150,734	L.B. Foster Co., Cl. A†	2,159,302	2,966,445
5,100	MSA Safety Inc.	161,365	748,119
347,500	Myers Industries Inc.	6,115,285	4,145,675
157,000	Park-Ohio Holdings Corp.	3,018,205	3,391,200
19,100	RWC Inc.(a)	297,858	229,200
600	Standex International Corp.	15,321	96,834
13,000	Steel Partners Holdings LP†	432,796	533,065
119,800	Tredegar Corp.†	1,290,343	922,460
100,500	Twin Disc Inc.	1,216,007	760,785
7,000	Velan Inc.	48,854	79,045
		20,657,462	24,412,490

	Educational Services — 0.6%
43,000	Universal Technical Institute Inc.†	118,628	1,104,240

	Electronics — 5.0%
62,000	Arlo Technologies Inc.†	175,470	611,940
3,250	Badger Meter Inc.	55,734	618,313
16,470	Bel Fuse Inc., Cl. A	247,293	1,186,828
67,000	CTS Corp.	632,146	2,783,850
10,000	Daktronics Inc.†	61,100	121,800
30,000	IMAX Corp.†	129,139	790,500
30,000	Kimball Electronics Inc.†	179,496	493,500
1,600	Mesa Laboratories Inc.	47,851	189,856
1,690	Methode Electronics Inc.	9,891	10,782
4,400	Napco Security Technologies Inc.	89,320	101,288
32,500	Stoneridge Inc.†	295,112	149,175
43,500	Ultra Clean Holdings Inc.†	88,936	931,335
110,700	Ultralife Corp.†	768,402	595,566
42,012	Vishay Precision Group Inc.†	996,837	1,012,069
		3,776,727	9,596,802

	Energy and Utilities: Natural Gas — 1.1%
95,130	RGC Resources Inc.	1,352,338	1,985,363
3,500	Unitil Corp.	167,989	201,915
		1,520,327	2,187,278

	Energy and Utilities: Services — 0.6%
182,000	Alvopetro Energy Ltd.	172,683	653,862
24,000	Dawson Geophysical Co.	62,929	29,520
58,000	RPC Inc.	104,842	319,000
6,500	Subsea 7 SA, ADR	23,304	103,480
		363,758	1,105,862

	Energy and Utilities: Water — 2.6%
31,320	Artesian Resources Corp., Cl. A	817,336	1,022,598
8,000	Cadiz Inc.†	63,980	23,440
21,000	California Water Service Group	423,381	1,017,660
34,200	Consolidated Water Co. Ltd.	349,850	837,558
28,000	Energy Recovery Inc.†	79,387	444,920
5,000	Middlesex Water Co.	102,056	320,500
Shares		Cost	Market Value
36,660	The York Water Co.	$604,003	$1,271,369
		2,439,993	4,938,045

	Entertainment — 0.1%
1,000	Canterbury Park Holding Corp.	13,530	18,250
53,000	Sportech plc†(a)	218,767	57,509
1,000	TKO Group Holdings Inc.	10,355	152,810
		242,652	228,569

	Environmental Control — 0.6%
11,000	Casella Waste Systems Inc., Cl. A†	42,469	1,226,610

	Equipment and Supplies — 5.6%
6,000	AZZ Inc.	221,211	501,660
93,890	Core Molding Technologies Inc.†	787,780	1,427,128
6,300	Federal Signal Corp.	41,739	463,365
17,500	Interpump Group SpA	98,071	621,045
34,200	Maezawa Kyuso Industries Co. Ltd.	92,537	292,543
45,000	Pitney Bowes Inc.	173,794	407,250
149,365	The Eastern Co.	2,823,465	3,781,922
48,000	The Gorman-Rupp Co.	1,096,850	1,684,800
15,500	The Manitowoc Co. Inc.†	184,293	133,145
86,000	Titan Machinery Inc.†	1,176,954	1,465,440
32,500	TransAct Technologies Inc.†	107,732	119,600
		6,804,426	10,897,898

	Financial Services — 14.4%
1,300	Ameris Bancorp	10,909	74,841
19,200	Atlantic American Corp.	71,112	32,640
22,200	Atlantic Union Bankshares Corp.	648,623	691,308
5,660	Berkshire Hills Bancorp Inc.	94,045	147,669
2,000	Burke & Herbert Financial Services Corp.	63,817	112,220
6,000	Cadence Bank	167,738	182,160
72,900	Capital City Bank Group Inc.	1,776,169	2,621,484
2,500	Capitol Federal Financial Inc.	27,074	14,000
12,000	Citizens & Northern Corp.	234,194	241,440
5,000	ConnectOne Bancorp Inc.	111,579	121,550
19,600	Crazy Woman Creek Bancorp Inc.	377,259	585,354
2,000	Eagle Bancorp Inc.	41,972	42,000
98	Farmers & Merchants Bank of Long Beach	410,050	563,500
37,800	Farmers National Banc Corp.	315,347	493,290
17,000	First Internet Bancorp	340,000	455,260
196,000	Flushing Financial Corp.	2,994,574	2,489,200
71,000	FNB Corp.	688,413	954,950
24,000	FS Bancorp Inc.	419,049	912,240
10	Guaranty Corp., Cl. A†(a)	137,500	27,500
14,000	Hanover Bancorp Inc.	294,000	307,020
9,030	Hope Bancorp Inc.	47,336	94,544
37,000	I3 Verticals Inc., Cl. A†	557,061	912,790
18,000	KKR & Co. Inc.	2,368	2,080,980
45,000	Legacy Housing Corp.†	509,422	1,134,900
700	LendingTree Inc.†	20,386	35,189
67,000	Medallion Financial Corp.	162,811	583,570
3,800	Northrim BanCorp Inc.	84,172	278,236
8,000	Pacific Premier Bancorp Inc.	209,238	170,560
15,000	Primis Financial Corp.	225,835	146,550
25,530	Renasant Corp.	275,523	866,233

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
16,200	Sandy Spring Bancorp Inc.	$440,081	$452,790
3,000	Seacoast Banking Corp. of Florida	92,978	77,190
3,600	Security National Corp.	336,038	576,000
56,500	Silvercrest Asset Management Group Inc., Cl. A	759,591	924,340
21,000	Southern First Bancshares Inc.†	853,168	691,320
4,300	Southside Bancshares Inc.	136,560	124,528
1,000	SouthState Corp.	32,590	92,820
20,500	Sprott Inc.	464,976	918,408
57,800	Stellar Bancorp Inc.	1,624,755	1,598,748
4,500	Territorial Bancorp Inc.	99,712	37,710
5,400	Thomasville Bancshares Inc.	206,184	405,000
4,500	Towne Bank	130,009	153,855
4,620	TrustCo Bank Corp. NY	106,260	140,818
7,400	United Bankshares Inc.	234,089	256,558
44,000	Valley National Bancorp	291,064	391,160
31,300	Value Line Inc.	308,371	1,210,371
33,280	Washington Trust Bancorp Inc.	743,879	1,027,021
59,000	Waterstone Financial Inc.	627,873	793,550
67,000	Western New England Bancorp Inc.	561,006	623,100
90,000	Wright Investors’ Service Holdings Inc.†	44,175	13,500
		19,410,935	27,881,965

	Food and Beverage — 4.3%
32,000	Andrew Peller Ltd., Cl. A	132,818	105,625
13,000	BellRing Brands Inc.†	182,000	967,980
1,500	Bridgford Foods Corp.†	24,272	12,060
75,800	Calavo Growers Inc.	1,999,793	1,818,442
103,000	Corby Spirit and Wine Ltd., Cl. A	1,514,361	1,073,625
256,500	Crimson Wine Group Ltd.†	2,215,317	1,477,440
328,809	Farmer Brothers Co.†	1,255,289	729,956
1,350	Hanover Foods Corp., Cl. A	101,653	94,500
450	Hanover Foods Corp., Cl. B	37,509	27,900
40,000	Iwatsuka Confectionery Co. Ltd.	690,017	755,784
500	J & J Snack Foods Corp.	7,208	65,860
8,100	Lifeway Foods Inc.†	83,997	198,045
25,000	Niagen Bioscience Inc.†	87,403	172,500
2,500	Scheid Vineyards Inc., Cl. A†	24,724	13,688
4,000	T. Hasegawa Co. Ltd.	83,685	75,045
235,200	Tingyi (Cayman Islands) Holding Corp.	345,177	394,748
207,400	Vitasoy International Holdings Ltd.	108,284	267,597
23,000	Willamette Valley Vineyards Inc.†	88,087	136,620
		8,981,594	8,387,415

	Health Care — 4.8%
43,500	Accuray Inc.†	146,917	77,865
4,500	Boiron SA	76,215	122,620
7,900	CareDx Inc.†	40,532	140,225
1,800	Collegium Pharmaceutical Inc.†	33,173	53,730
3,315	Cutera Inc.†	1,499	33
Shares		Cost	Market Value
23,000	Electromed Inc.†	$48,394	$548,780
53,200	Exelixis Inc.†	101,346	1,964,144
190,000	InfuSystem Holdings Inc.†	546,227	1,022,200
3,000	LeMaitre Vascular Inc.	70,429	251,700
186,160	Neogen Corp.†	261,642	1,614,007
53,100	NeoGenomics Inc.†	172,076	503,919
5,000	Neuronetics Inc.†	12,056	18,400
1,500	Omnicell Inc.†	23,551	52,440
144,500	OPKO Health Inc.†	362,305	239,870
17,000	Option Care Health Inc.†	153,432	594,150
18,700	Orthofix Medical Inc.†	318,458	304,997
2,500	QuidelOrtho Corp.†	27,931	87,425
900	STERIS plc	34,302	203,985
54,161	United-Guardian Inc.	438,228	486,907
1,000	Utah Medical Products Inc.	25,584	56,040
1,200	Zealand Pharma A/S†	15,240	89,918
74,000	Zimvie Inc.†	1,265,785	799,200
		4,175,322	9,232,555

	Hotels and Gaming — 6.1%
8,500	Caesars Entertainment Inc.†	34,583	212,500
800	Churchill Downs Inc.	7,839	88,856
1,192,119	Full House Resorts Inc.†	3,261,726	4,983,057
45,000	Gambling.com Group Ltd.†	324,091	567,900
20,000	Genius Sports Ltd.†	81,525	200,200
99,500	Golden Entertainment Inc.	1,160,328	2,625,805
213,000	Inspired Entertainment Inc.†	1,254,505	1,819,020
72,500	The Marcus Corp.	891,856	1,210,025
		7,016,453	11,707,363

	Machinery — 3.7%
71,000	Astec Industries Inc.	2,376,210	2,445,950
4,400	DMG Mori AG	22,722	218,855
262,100	Gencor Industries Inc.†	1,644,690	3,187,136
10,000	Stratasys Ltd.†	78,700	97,900
9,900	Tennant Co.	279,948	789,525
2,500	The Middleby Corp.†	24,527	379,950
		4,426,797	7,119,316

	Manufactured Housing and Recreational Vehicles — 2.1%
300	Cavco Industries Inc.†	21,402	155,889
1,300	Champion Homes Inc.†	8,684	123,188
99,550	Nobility Homes Inc.	1,450,948	3,135,825
19,500	Winnebago Industries Inc.	169,803	671,970
		1,650,837	4,086,872

	Metals and Mining — 0.2%
17,200	Osisko Gold Royalties Ltd.	202,617	362,992
400,000	Tanami Gold NL†	17,082	7,123
		219,699	370,115

	Paper and Forest Products — 0.0%
50	Keweenaw Land Association Ltd.†	3,051	1,800
1,923	Magnera Corp.†	71,297	34,922
		74,348	36,722

	Publishing — 0.6%
10,000	DallasNews Corp.	44,867	45,600
15,800	Lee Enterprises Inc.†	198,857	164,004
300,000	The E.W. Scripps Co., Cl. A†	1,374,118	888,000
		1,617,842	1,097,604

	Real Estate — 2.5%
112,000	AmBase Corp.†	116,853	34,259
117,300	Capital Properties Inc., Cl. A	1,250,087	1,117,282

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
28,000	DREAM Unlimited Corp., Cl. A	$309,437	$383,892
35,000	FRP Holdings Inc.†	570,400	999,950
18,000	Gyrodyne LLC†	279,121	147,240
163,700	Reading International Inc., Cl. A†	1,048,985	227,543
75,030	Reading International Inc., Cl. B†	680,061	526,711
2,508	Royalty LLC†(a)	0	319
84,500	Tejon Ranch Co.†	1,613,635	1,339,325
30,000	Trinity Place Holdings Inc.†	57,000	1,446
		5,925,579	4,777,967

	Restaurants — 3.3%
51,000	Denny’s Corp.†	275,047	187,170
63,500	Nathan’s Famous Inc.	147,145	6,119,812
		422,192	6,306,982

	Retail — 1.1%
125,000	Arko Corp.	686,092	493,750
17,500	Big 5 Sporting Goods Corp.	80,040	16,921
23,000	Lands’ End Inc.†	269,453	234,140
51,100	Movado Group Inc.	735,158	854,392
5,000	Natural Grocers by Vitamin Cottage Inc.	66,139	201,000
61,000	Sportsman’s Warehouse Holdings Inc.†	392,728	60,640
9,700	Village Super Market Inc., Cl. A	221,819	368,697
		2,451,429	2,229,540

	Semiconductors — 0.2%
65,484	SkyWater Technology Inc.†	547,542	464,282

	Specialty Chemicals — 1.4%
4,500	Hawkins Inc.	80,695	476,640
3,500	Minerals Technologies Inc.	115,215	222,495
95,500	Navigator Holdings Ltd.	899,921	1,271,105
66,900	The General Chemical Group Inc.†(a)	6,021	0
185,285	Treatt plc	1,015,209	813,762
		2,117,061	2,784,002
	Telecommunications — 0.6%
36,000	A10 Networks Inc.	223,388	588,240
6,000	Frequency Electronics Inc.	57,767	93,900
2,306	NETGEAR Inc.†	32,445	56,405
30,000	Nuvera Communications Inc.†	219,358	330,300
400	Preformed Line Products Co.	35,444	56,036
2,400	Shenandoah Telecommunications Co.	13,960	30,168
		582,362	1,155,049

	TOTAL COMMON STOCKS	125,443,311	194,039,699

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
6,300	Jungheinrich AG	17,633	218,535

	TOTAL PREFERRED STOCKS	17,633	218,535
Shares		Cost	Market Value
	RIGHTS — 0.0%
	Energy and Utilities: Services — 0.0%
85,500	Pineapple Energy Inc., CVR†	$0	$5,130

	Health Care — 0.0%
25,000	Paratek Pharmaceuticals Inc., CVR†	0	500

	Metals and Mining — 0.0%
60,000	Pan American Silver Corp., CVR†	44,994	25,644

	TOTAL RIGHTS	44,994	31,274

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
47,000	Ampco-Pittsburgh Corp., expire 08/01/25†	32,110	606

	Health Care — 0.0%
8,737	Option Care Health Inc., Cl. A, expire 06/30/25†	7,979	31,986
8,737	Option Care Health Inc., Cl. B, expire 06/20/25†	7,554	21,012
		15,533	52,998
	TOTAL WARRANTS	47,643	53,604

	TOTAL INVESTMENTS — 100.5%	$125,553,581	194,343,112
	Other Assets and Liabilities (Net) — (0.5)%		(970,337)
	NET ASSETS — 100.0%		$193,372,775

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares. See Note 10.
†	Non-income producing security.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — March 31, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.4%
	Aerospace — 0.2%
2,276	Hexcel Corp.	$147,581	$124,634

	Automotive — 2.3%
29,010	Rush Enterprises Inc., Cl. A	980,903	1,549,424

	Aviation: Parts and Services — 2.9%
30,971	AAR Corp.†	1,057,072	1,734,066
7,893	Standard Motor Products Inc.	252,494	196,773
		1,309,566	1,930,839

	Banking — 14.6%
9,426	Atlantic Union Bankshares Corp.	349,035	293,526
60,232	Banc of California Inc.	915,406	854,692
43,804	Columbia Banking System Inc.	1,243,988	1,092,472
25,308	Five Star Bancorp	633,312	703,562
8,241	Glacier Bancorp Inc.	247,858	364,417
34,197	OceanFirst Financial Corp.	660,470	581,691
49,556	Old National Bancorp	934,996	1,050,092
12,281	SouthState Corp.	968,272	1,139,922
33,902	USCB Financial Holdings Inc.	443,647	629,221
52,905	Valley National Bancorp	571,444	470,325
65,566	Veritex Holdings Inc.	1,682,005	1,637,183
23,662	WaFd Inc.	665,692	676,260
12,915	Washington Trust Bancorp Inc.	476,731	398,557
		9,792,856	9,891,920

	Broadcasting — 3.4%
198,210	Grupo Televisa SAB, ADR	429,940	346,868
74,521	IMAX Corp.†	1,345,760	1,963,628
		1,775,700	2,310,496

	Building and Construction — 4.3%
18,931	Champion Homes Inc.†	1,253,971	1,793,902
9,882	MYR Group Inc.†	742,419	1,117,555
		1,996,390	2,911,457

	Business Services — 4.5%
34,844	ABM Industries Inc.	1,431,945	1,650,212
32,782	Heidrick & Struggles International Inc.	1,045,947	1,404,053
		2,477,892	3,054,265

	Communications — 2.3%
31,954	ATN International Inc.	651,262	648,986
92,174	Harmonic Inc.†	1,070,971	883,949
		1,722,233	1,532,935

	Computer Software and Services — 8.0%
58,208	Cantaloupe Inc.†	541,653	458,097
36,308	N-able Inc.†	278,000	257,424
109,672	NetScout Systems Inc.†	2,364,117	2,304,209
14,718	Progress Software Corp.	652,469	758,124
23,819	Teradata Corp.†	730,663	535,451
213,732	Vimeo Inc.†	1,063,656	1,124,230
		5,630,558	5,437,535

	Consumer Products — 2.3%
75,028	OPENLANE Inc.†	1,291,942	1,446,540
2,308	Oxford Industries Inc.	153,743	135,410
		1,445,685	1,581,950
Shares		Cost	Market Value
	Diversified Industrial — 3.8%
6,335	Albany International Corp., Cl. A	$470,803	$437,369
10,798	Apogee Enterprises Inc.	447,980	500,271
9,435	Enerpac Tool Group Corp.	291,053	423,254
23,148	Kennametal Inc.	598,146	493,053
14,948	Worthington Enterprises Inc.	666,965	748,745
		2,474,947	2,602,692

	Electronics — 5.3%
18,133	Advanced Energy Industries Inc.	1,594,500	1,728,256
14,774	FARO Technologies Inc.†	224,132	403,330
40,123	Sonos Inc.†	554,972	428,113
50,732	TTM Technologies Inc.†	991,801	1,040,513
		3,365,405	3,600,212

	Energy and Utilities — 5.6%
8,496	Helmerich & Payne Inc.	235,341	221,916
47,556	Magnolia Oil & Gas Corp., Cl. A	764,493	1,201,265
30,547	Oceaneering International Inc.†	381,056	666,230
63,211	Patterson-UTI Energy Inc.	353,640	519,594
16,184	Riley Exploration Permian Inc.	470,730	472,087
18,551	SandRidge Energy Inc.	213,898	211,852
32,288	Select Water Solutions Inc.	399,059	339,024
44,259	Shoals Technologies Group Inc., Cl. A†	238,727	146,940
		3,056,944	3,778,908

	Equipment and Supplies — 2.7%
37,411	Flowserve Corp.	1,539,767	1,827,153

	Financial Services — 5.1%
16,597	First Interstate BancSystem Inc., Cl. A	432,504	475,504
19,802	Heritage Financial Corp.	375,125	481,783
9,750	Horace Mann Educators Corp.	351,063	416,617
21,049	Stewart Information Services Corp.	1,034,737	1,501,846
20,719	Univest Financial Corp.	582,659	587,591
		2,776,088	3,463,341

	Health Care — 8.8%
69,928	Axogen Inc.†	595,843	1,293,668
22,453	Dentsply Sirona Inc.	353,294	335,448
59,829	Embecta Corp.	977,369	762,820
11,294	Haemonetics Corp.†	785,081	717,734
25,796	Omnicell Inc.†	941,306	901,828
83,657	Orthofix Medical Inc.†	1,166,658	1,364,446
18,598	Supernus Pharmaceuticals Inc.†	583,087	609,084
		5,402,638	5,985,028

	Machinery — 3.2%
70,280	Mueller Water Products Inc., Cl. A	1,049,341	1,786,518
5,166	Tennant Co.	439,482	411,988
		1,488,823	2,198,506

	Materials — 0.8%
14,938	Avient Corp.	541,965	555,096

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — March 31, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate — 2.5%
27,625	Alpine Income Property Trust Inc., REIT	$464,374	$461,890
42,847	CareTrust REIT Inc.	897,496	1,224,567
		1,361,870	1,686,457

	Retail — 8.2%
28,143	Advance Auto Parts Inc.	1,342,732	1,103,487
99,567	American Eagle Outfitters Inc.	1,419,208	1,156,969
49,800	El Pollo Loco Holdings Inc.†	471,867	512,940
66,015	Ethan Allen Interiors Inc.	1,570,490	1,828,616
17,521	Urban Outfitters Inc. †	418,055	918,100
		5,222,352	5,520,112

	Semiconductors — 4.5%
55,547	Cohu Inc.†	1,482,593	817,096
6,273	FormFactor Inc.†	156,661	177,463
8,712	MKS Instruments Inc.	824,109	698,267
127,356	nLight Inc.†	1,444,182	989,556
17,729	Ultra Clean Holdings Inc.†	502,061	379,578
		4,409,606	3,061,960

	Specialty Chemicals — 1.5%
16,830	Darling Ingredients Inc.†	591,355	525,769
7,349	Minerals Technologies Inc.	419,138	467,176
		1,010,493	992,945

	Transportation — 0.6%
7,608	The Greenbrier Companies Inc.	324,934	389,682

	TOTAL COMMON STOCKS	60,255,196	65,987,547

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.7%
$1,865,000	U.S. Treasury Bills, 4.215% to 4.274%††, 04/24/25 to 05/29/25	1,856,847	1,856,820

	TOTAL U.S. GOVERNMENT OBLIGATIONS	1,856,847	1,856,820

	TOTAL INVESTMENTS — 100.1%	$62,112,043	67,844,367

	Other Assets and Liabilities (Net) — (0.1)%		(76,371)

	NET ASSETS — 100.0%		$67,767,996

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments — March 31, 2025 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 78.3%
	Aerospace and Defense — 1.1%
$100,000	Astronics Corp.,
	5.500% , 03/15/30(a)	$121,228	$136,100

	Business Services — 1.7%
200,000	Live Nation Entertainment Inc.,
	2.875% , 01/15/30(a)	205,274	207,500

	Computer Software and Services — 13.7%
275,000	Cardlytics Inc.,
	4.250% , 04/01/29(a)	210,755	138,290
400,000	CSG Systems International Inc.,
	3.875% , 09/15/28	397,792	433,200
150,000	Lumentum Holdings Inc.,
	1.500% , 12/15/29	162,333	176,625
200,000	Nutanix Inc.,
	0.500% , 12/15/29(a)	210,516	211,806
300,000	Parsons Corp.,
	2.625% , 03/01/29	299,992	300,450
200,000	Progress Software Corp.,
	3.500% , 03/01/30	202,803	211,000
100,000	Snowflake Inc.,
	Zero Coupon , 10/01/29(a)	100,000	117,137
75,000	Vertex Inc.,
	0.750% , 05/01/29(a)	76,019	89,484
		1,660,210	1,677,992

	Consumer Services — 4.3%
200,000	Alibaba Group Holding Ltd.,
	0.500% , 06/01/31(a)(b)	214,041	285,850
200,000	Uber Technologies Inc., Ser. 2028,
	0.875% , 12/01/28	200,230	244,400
		414,271	530,250

	Diversified Industrial — 0.3%
50,000	Enovix Corp.,
	3.000% , 05/01/28(a)	46,510	42,054

	Energy and Energy Services — 2.9%
200,000	Bloom Energy Corp.,
	3.000% , 06/01/28	197,623	261,800
75,000	WEC Energy Group Inc.,
	4.375% , 06/01/29(a)	75,000	89,935
		272,623	351,735

	Energy and Utilities: Integrated — 3.4%
528,000	Array Technologies Inc.,
	1.000% , 12/01/28	485,597	389,167
50,000	Fluence Energy Inc.,
	2.250% , 06/15/30(a)	50,000	29,550
		535,597	418,717

	Energy and Utilities: Services — 13.4%
200,000	Fluor Corp.,
	1.125% , 08/15/29	235,471	212,750
300,000	Nabors Industries Inc.,
	1.750% , 06/15/29	233,003	202,050
400,000	Northern Oil & Gas Inc.,
	3.625% , 04/15/29	417,277	423,020
500,000	PPL Capital Funding Inc.,
	2.875% , 03/15/28	495,109	560,750
Principal Amount		Cost	Market Value
$200,000	TXNM Energy Inc.,
	5.750% , 06/01/54(a)	$200,000	$250,531
		1,580,860	1,649,101

	Entertainment — 3.0%
300,000	Liberty Media Corp.-Liberty
	Formula One,
	2.250% , 08/15/27	292,429	365,250

	Financial Services — 6.3%
150,000	Cleanspark Inc.,
	Zero Coupon , 06/15/30(a)	147,752	108,835
300,000	Global Payments Inc.,
	1.500% , 03/01/31	305,167	284,100
100,000	Riot Platforms Inc.,
	0.750% , 01/15/30(a)	88,976	77,587
210,000	SoFi Technologies Inc.,
	1.250% , 03/15/29(a)	208,435	301,455
		750,330	771,977

	Health Care — 13.5%
100,000	Alnylam Pharmaceuticals Inc.,
	1.000% , 09/15/27	106,207	115,400
200,000	ANI Pharmaceuticals Inc.,
	2.250% , 09/01/29(a)	204,034	224,600
50,000	Bridgebio Pharma Inc.,
	1.750% , 03/01/31(a)	50,000	51,650
125,000	Evolent Health Inc.,
	3.500% , 12/01/29	124,605	102,229
300,000	Halozyme Therapeutics Inc.,
	1.000% , 08/15/28	305,455	384,398
365,000	Invacare Corp., Escrow,
	Zero Coupon , 05/08/28(c)	20	0
200,000	Jazz Investments I Ltd.,
	3.125% , 09/15/30(a)	208,787	222,700
125,000	Pacira BioSciences Inc.,
	2.125% , 05/15/29(a)	95,512	122,208
350,000	Sarepta Therapeutics Inc.,
	1.250% , 09/15/27	391,886	325,850
100,000	TransMedics Group Inc.,
	1.500% , 06/01/28	114,690	107,555
		1,601,196	1,656,590

	Metals and Mining — 3.0%
100,000	Centrus Energy Corp.,
	2.250% , 11/01/30(a)	106,778	94,066
200,000	MP Materials Corp.,
	3.000% , 03/01/30(a)	199,609	276,507
		306,387	370,573

	Real Estate Investment Trusts — 6.2%
300,000	Digital Realty Trust LP,
	1.875% , 11/15/29(a)	302,083	297,840
250,000	Redfin Corp.,
	0.500% , 04/01/27	199,620	219,641
250,000	Redwood Trust Inc.,
	7.750% , 06/15/27	250,000	246,750
		751,703	764,231

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments (Continued) — March 31, 2025 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Retail — 0.1%
$10,000	The Cheesecake Factory Inc.,
	2.000% , 03/15/30(a)	$10,000	$9,587

	Semiconductors — 4.0%
200,000	indie Semiconductor Inc.,
	3.500% , 12/15/29(a)	187,045	146,625
250,000	MKS Instruments Inc.,
	1.250% , 06/01/30(a)	250,000	225,500
100,000	OSI Systems Inc.,
	2.250% , 08/01/29(a)	101,084	121,966
		538,129	494,091

	Telecommunications — 1.4%
200,000	Applied Digital Corp.,
	2.750% , 06/01/30(a)	199,859	174,500

	TOTAL CONVERTIBLE CORPORATE BONDS	9,286,606	9,620,248

Shares
	CONVERTIBLE PREFERRED STOCKS — 2.0%
	Health Care — 2.0%
11,225	Invacare Holdings Corp., Ser. A,
	9.000%(c)	280,625	246,950

	TOTAL CONVERTIBLE PREFERRED STOCKS	280,625	246,950

	MANDATORY CONVERTIBLE SECURITIES(d) — 12.6%
	Aerospace and Defense — 0.6%
1,175	The Boeing Co.,
	6.000%, 10/15/27	62,666	70,300

	Computer Software and Services — 1.9%
5,000	Hewlett Packard Enterprise Co.,
	7.625%, 09/01/27	251,650	238,700

	Diversified Industrial — 1.6%
3,500	Chart Industries Inc., Ser. B,
	6.750%, 12/15/25	173,050	191,695

	Energy and Utilities: Integrated — 3.0%
4,000	NextEra Energy Inc.,
	7.234%, 11/01/27	186,492	182,200
4,300	PG&E Corp., Ser. A,
	6.000%, 12/01/27	216,271	192,382
		402,763	374,582
	Financial Services — 2.0%
1,000	Ares Management Corp., Ser. B,
	6.750%, 10/01/27	50,000	48,210
4,000	KKR & Co. Inc., Ser. D,
	6.250%, 03/01/28	200,000	197,600
		250,000	245,810
	Health Care — 1.1%
2,000	BrightSpring Health Services Inc.,
	6.750%, 02/01/27	100,000	130,000
Shares		Cost	Market Value
	Semiconductors — 1.2%
3,000	Microchip Technology Inc.,
	7.500%, 03/15/28	$151,800	$150,990

	Specialty Chemicals — 1.2%
4,250	Albemarle Corp.,
	7.250%, 03/01/27	205,748	151,513

	TOTAL MANDATORY CONVERTIBLE SECURITIES	1,597,677	1,553,590

	COMMON STOCKS — 0.0%
	Health Care — 0.0%
5,023	Invacare Holdings Corp.†(c)	0	0

	TOTAL COMMON STOCKS	0	0
Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 7.2%
$890,000	U.S. Treasury Bills,
	4.227% to 4.239%††,
	06/05/25 to 06/26/25	881,756	881,749

	TOTAL U.S. GOVERNMENT OBLIGATIONS	881,756	881,749

	TOTAL INVESTMENTS — 100.1%	$12,046,664	12,302,537

	Other Assets and Liabilities (Net) — (0.1)%		(16,655)

	NET ASSETS — 100.0%		$12,285,882

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	At March 31, 2025, the Fund held an investment in a restricted and illiquid security amounting to $285,850 or 2.33% of net assets, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Principal Amount	Issuer	Acquisition Dates	Acquisition Cost	03/31/25 Carrying Value Per Bond
$200,000	Alibaba Group Holding Ltd., 0.500%, 06/01/31	05/23/2024-11/26/2024	$215,020	$142.9250

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

TETON Westwood Equity Fund

Schedule of Investments — March 31, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.7%
	Aerospace — 3.1%
8,093	BWX Technologies Inc.	$975,996	$798,374
1,860	General Dynamics Corp.	530,460	506,999
		1,506,456	1,305,373
	Banking — 1.9%
19,720	Bank of America Corp.	752,337	822,916

	Business Services — 4.4%
2,568	TopBuild Corp.†	951,775	783,111
3,169	Visa Inc., Cl. A	730,878	1,110,608
		1,682,653	1,893,719
	Commercial Services and Supplies — 2.1%
3,796	Waste Management Inc.	710,009	878,812

	Computer Hardware — 1.3%
20,293	HP Inc.	735,686	561,913

	Computer Software and Services — 11.3%
2,434	Accenture plc, Cl. A	731,761	759,505
6,578	Alphabet Inc., Cl. A	737,196	1,017,222
2,204	CACI International Inc., Cl. A†	766,729	808,692
3,945	Microsoft Corp.	1,027,678	1,480,914
2,778	Salesforce Inc.	666,580	745,504
		3,929,944	4,811,837
	Consumer Products — 2.2%
8,483	Church & Dwight Co. Inc.	805,874	933,893

	Electronics — 0.9%
7,812	Microchip Technology Inc.	513,550	378,179

	Energy and Energy Services — 3.3%
3,434	EOG Resources Inc.	326,531	440,376
10,642	The Southern Co.	983,393	978,532
		1,309,924	1,418,908
	Energy: Integrated — 4.2%
10,875	NextEra Energy Inc.	508,037	770,929
9,560	WEC Energy Group Inc.	882,900	1,041,849
		1,390,937	1,812,778
	Energy: Oil — 4.2%
5,434	Chevron Corp.	668,205	909,054
7,331	Exxon Mobil Corp.	848,233	871,876
		1,516,438	1,780,930
	Entertainment — 2.4%
10,290	The Walt Disney Co.	1,171,525	1,015,623

	Equipment and Supplies — 4.3%
7,559	Boise Cascade Co.	997,133	741,462
2,148	Hubbell Inc.	685,907	710,795
1,880	Littelfuse Inc.	454,856	369,871
		2,137,896	1,822,128
	Financial Services — 18.7%
2,692	Arthur J. Gallagher & Co.	493,444	929,386
2,436	Berkshire Hathaway Inc., Cl. B†	846,951	1,297,365
5,172	Intercontinental Exchange Inc.	888,283	892,170
5,920	JPMorgan Chase & Co.	866,498	1,452,176
8,475	SouthState Corp.	857,483	786,649
1,426	The Goldman Sachs Group Inc.	503,196	779,010
Shares		Cost	Market Value
3,602	The Progressive Corp.	$632,554	$1,019,402
11,480	Wells Fargo & Co.	622,204	824,149
		5,710,613	7,980,307
	Food and Beverage — 5.4%
1,982	Domino’s Pizza Inc.	780,755	910,630
3,127	PepsiCo Inc.	346,814	468,863
5,275	The Hershey Co.	1,081,972	902,183
		2,209,541	2,281,676
	Health Care — 10.8%
9,497	Abbott Laboratories	1,054,160	1,259,777
8,151	Johnson & Johnson	1,332,445	1,351,762
3,032	UnitedHealth Group Inc.	1,060,733	1,588,010
844	Vertex Pharmaceuticals Inc.†	427,875	409,188
		3,875,213	4,608,737
	Real Estate — 3.8%
8,442	Federal Realty Investment
	Trust, REIT	878,130	825,797
7,133	Prologis Inc., REIT	762,845	797,398
		1,640,975	1,623,195
	Retail — 6.5%
4,471	Darden Restaurants Inc.	740,546	928,895
707	O’Reilly Automotive Inc.†	572,530	1,012,834
9,537	Walmart Inc	436,508	837,253
		1,749,584	2,778,982
	Semiconductors — 1.3%
8,681	Marvell Technology Inc	824,512	534,489

	Telecommunications — 2.5%
4,050	T-Mobile US Inc.	931,186	1,080,175

	Transportation — 3.1%
5,654	Union Pacific Corp.	1,062,744	1,335,701

	TOTAL COMMON STOCKS	36,167,597	41,660,271

	SHORT TERM INVESTMENT — 2.4%
	Other Investment Companies — 2.4%
1,001,521	Dreyfus Treasury Securities Cash Management -Institutional Shares, 4.170%*	1,001,521	1,001,521

	TOTAL SHORT TERM INVESTMENT	1,001,521	1,001,521
	TOTAL INVESTMENTS — 100.1%	$37,169,118	42,661,792
	Other Assets and Liabilities (Net) — (0.1)%		(51,787)
	NET ASSETS — 100.0%		$42,610,005

*	1 day yield as of March 31, 2025.
†	Non-income producing security.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments — March 31, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 62.9%
	Aerospace — 1.7%
3,477	BWX Technologies Inc	$423,622	$343,006
905	General Dynamics Corp.	261,368	246,685
		684,990	589,691
	Automotive: Parts and Accessories — 1.8%
434	O’Reilly Automotive Inc.†	317,810	621,740

	Banking — 1.1%
9,093	Bank of America Corp.	384,462	379,451

	Business Services — 2.6%
1,192	TopBuild Corp.†	446,946	363,500
1,547	Visa Inc., Cl. A	354,204	542,162
		801,150	905,662
	Commercial Services and Supplies — 1.5%
2,224	Waste Management Inc.	413,269	514,878

	Computer Hardware — 0.8%
10,275	HP Inc.	372,400	284,515

	Computer Software and Services — 8.0%
1,485	Accenture plc, Cl. A	406,404	463,379
2,810	Alphabet Inc., Cl. A	404,111	434,539
1,084	CACI International Inc., Cl. A†	399,434	397,741
708	Cadence Design Systems Inc.†	99,122	180,066
2,524	Microsoft Corp.	866,379	947,484
1,378	Salesforce Inc.	326,073	369,800
		2,501,523	2,793,009
	Consumer Products — 1.3%
4,128	Church & Dwight Co. Inc.	387,563	454,451

	Consumer Services — 1.1%
1,961	Amazon.com Inc.†	286,444	373,100

	Electronics — 1.0%
3,877	Microchip Technology Inc.	277,886	187,686
248	Monolithic Power Systems Inc.	95,002	143,835
		372,888	331,521
	Energy and Energy Services — 0.6%
1,597	EOG Resources Inc.	212,898	204,799

	Energy: Integrated — 3.3%
3,597	NextEra Energy Inc.	135,144	254,991
5,280	The Southern Co.	488,170	485,496
3,566	WEC Energy Group Inc.	341,087	388,623
		964,401	1,129,110
	Energy: Oil — 2.1%
2,314	Chevron Corp.	321,127	387,109
2,996	Exxon Mobil Corp.	347,734	356,314
		668,861	743,423
	Entertainment — 1.4%
5,037	The Walt Disney Co.	573,618	497,152

	Equipment and Supplies — 2.9%
2,766	Amphenol Corp., Cl. A	91,643	181,422
3,219	Boise Cascade Co.	439,021	315,752
986	Hubbell Inc.	314,236	326,277
954	Littelfuse Inc.	231,378	187,690
		1,076,278	1,011,141
Shares		Cost	Market Value
	Financial Services — 11.0%
1,314	Arthur J. Gallagher & Co.	$247,923	$453,645
1,062	Berkshire Hathaway Inc., Cl. B†	405,447	565,600
2,531	Intercontinental Exchange Inc.	434,695	436,598
2,727	JPMorgan Chase & Co.	516,341	668,933
4,250	SouthState Corp.	429,669	394,485
703	The Goldman Sachs Group Inc.	235,317	384,042
1,787	The Progressive Corp.	343,653	505,739
5,618	Wells Fargo & Co.	326,515	403,316
		2,939,560	3,812,358
	Food and Beverage — 2.0%
1,529	PepsiCo Inc.	245,168	229,258
2,611	The Hershey Co.	523,830	446,559
		768,998	675,817
	Health Care — 7.0%
6,209	Abbott Laboratories	684,929	823,624
3,988	Johnson & Johnson	658,366	661,370
1,415	UnitedHealth Group Inc.	470,779	741,106
412	Vertex Pharmaceuticals Inc.†	209,246	199,746
		2,023,320	2,425,846
	Real Estate — 2.3%
4,279	Federal Realty Investment
	Trust, REIT	446,322	418,572
3,484	Prologis Inc., REIT	417,509	389,476
		863,831	808,048
	Retail — 3.9%
2,547	Darden Restaurants Inc.	421,314	529,165
1,057	Domino’s Pizza Inc.	416,331	485,639
3,988	Walmart Inc.	190,900	350,106
		1,028,545	1,364,910
	Semiconductors — 2.0%
3,656	Marvell Technology Inc.	341,303	225,100
4,423	NVIDIA Corp.	227,362	479,365
		568,665	704,465
	Telecommunications — 1.6%
2,028	T-Mobile US Inc.	465,590	540,888

	Transportation — 1.9%
2,859	Union Pacific Corp.	559,085	675,410

	TOTAL COMMON STOCKS	19,236,149	21,841,385

Principal Amount
	CORPORATE BONDS — 27.8%
	Aerospace — 0.7%
$255,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.450% , 10/01/25	256,847	254,639

	Computer Hardware — 0.9%
295,000	Dell International LLC/EMC Corp.,
	5.750% , 02/01/33	293,529	306,233

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — March 31, 2025 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS (Continued)
	Computer Software and Services — 1.2%
	Oracle Corp.
$240,000	6.250%, 11/09/32	$240,361	$255,597
135,000	6.900%, 11/09/52	135,536	148,446
		375,897	404,043

	Diversified Industrial — 1.9%
510,000	Cabot Corp.,
	4.000% , 07/01/29	509,286	489,047
191,000	Jabil Inc.,
	1.700% , 04/15/26	191,079	185,516
		700,365	674,563

	Energy and Energy Services — 3.1%
	Energy Transfer LP
330,000	7.125% (a)(b)	282,150	334,313
250,000	6.000%, 02/01/29	240,935	254,318
235,000	6.250%, 04/15/49	272,467	232,492
245,000	Plains All American Pipeline LP,
	5.950%, 06/15/35	244,348	249,235
		1,039,900	1,070,358

	Energy: Oil — 1.7%
10,000	Civitas Resources Inc.,
	8.375% , 07/01/28	10,000	10,321
95,000	Diamondback Energy Inc.,
	6.250%, 03/15/33	98,583	100,273
275,000	MPLX LP,
	2.650% , 08/15/30	274,329	244,698
259,000	Piedmont Natural Gas Co. Inc.,
	5.050%, 05/15/52	257,566	230,410
		640,478	585,702

	Financial Services — 8.6%
210,000	Ally Financial Inc., (U.S. Secured Overnight Financing Rate + 3.26%), 6.992% , 06/13/29(a)	210,041	218,950
	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.21%)
275,000	2.572%, 10/20/32 (a)	268,792	236,950
210,000	5.518%, 10/25/35 (a)	205,582	205,481
500,000	Bank of Montreal, MTN,
	2.650% , 03/08/27	495,402	484,071
405,000	Blue Owl Capital Corp.,
	3.400% , 07/15/26	404,884	395,611
400,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.28%),
	3.070% , 02/24/28(a)	397,050	388,701
240,000	Golub Capital Private Credit Fund,
	5.875%, 05/01/30	238,267	237,469
370,000	HSBC Holdings plc, (U.S. Secured Overnight Financing Rate + 3.03%), 7.336% , 11/03/26(a)	370,000	375,593
250,000	MPT Operating Partnership LP/MPT Finance Corp., 8.500% , 02/15/32	255,051	254,869
Principal Amount		Cost	Market Value

$190,000	State Street Corp., Ser. I, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.61%),
	6.700% (a)(b)	$190,351	$195,254
		3,035,420	2,992,949

	Food and Beverage — 2.2%
250,000	Performance Food Group Inc.,
	6.125% , 09/15/32	253,801	248,812
250,000	Pilgrim’s Pride Corp.,
	6.250% , 07/01/33	248,056	258,988
380,000	The J.M. Smucker Co.,
	3.550%, 03/15/50	386,609	270,021
		888,466	777,821

	Health Care — 0.6%
225,000	CHS/Community Health Systems Inc.,
	10.875% , 01/15/32	242,015	221,807

	Real Estate — 2.2%
150,000	Brixmor Operating Partnership LP,
	2.250% , 04/01/28	149,904	139,225
200,000	Iron Mountain Inc.,
	7.000% , 02/15/29	206,525	204,742
250,000	MPT Operating Partnership LP/MPT Finance Corp.,
	4.625% , 08/01/29	204,710	190,719
265,000	Realty Income Corp.,
	2.850% , 12/15/32	274,145	227,793
		835,284	762,479

	Retail — 1.0%
200,000	AutoZone Inc.,
	1.650%, 01/15/31	198,685	168,054
200,000	CVS Health Corp.,
	3.250% , 08/15/29	201,516	186,631
		400,201	354,685

	Semiconductors — 0.7%
235,000	Broadcom Inc.,
	4.150% , 11/15/30	257,029	227,214

	Telecommunications — 0.5%
270,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
	3.700% , 04/01/51	277,166	169,716

	Transportation — 2.5%
875,000	AP Moller - Maersk A/S,
	4.500% , 06/20/29	872,443	870,802

	TOTAL CORPORATE BONDS	10,115,040	9,673,011

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — March 31, 2025 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 0.9%
	Health Care — 0.9%
$325,000	Exact Sciences Corp.,
	0.375% , 03/15/27	$344,539	$299,163

	TOTAL CONVERTIBLE CORPORATE BONDS	344,539	299,163

	U.S. GOVERNMENT OBLIGATIONS — 7.2%
	U.S. Treasury Bonds — 3.7%
365,000	2.500%, 02/15/45	334,486	262,137
565,000	2.500%, 05/15/46	572,065	398,789
285,000	2.250%, 08/15/46	298,940	190,894
235,000	1.875%, 02/15/51	216,185	135,552
410,000	3.000%, 08/15/52	343,261	303,816
		1,764,937	1,291,188
	U.S. Treasury Notes — 3.5%
100,000	3.750%, 08/31/26	99,765	99,682
1,150,000	3.875%, 08/15/34	1,150,522	1,118,105
		1,250,287	1,217,787

	TOTAL U.S. GOVERNMENT OBLIGATIONS	3,015,224	2,508,975

	FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
	Foreign Government Obligations — 0.8%
270,000	Mexico Government International Bond,
	7.375% , 05/13/55	265,823	276,480

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS	265,823	276,480

Shares
	SHORT TERM INVESTMENT — 0.1%
	Other Investment Companies — 0.1%
47,305	Dreyfus Treasury Securities Cash Management - Institutional Shares, 4.170%*	47,305	47,305

	TOTAL SHORT TERM INVESTMENT	47,305	47,305

	TOTAL INVESTMENTS — 99.7%	$33,024,080	34,646,319

	Other Assets and Liabilities (Net) — 0.3%		101,517

	NET ASSETS — 100.0%		$34,747,836

†	Non-income producing security.

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2025.

(b)	Security is perpetual and has no stated maturity date.

*	1 day yield as of March 31, 2025.

MTN	Medium Term Note
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities

March 31, 2025 (Unaudited)

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund
Assets:
Investments, at value (Cost $122,099,118, $62,112,043, and $12,046,664, respectively)	$190,648,791	$67,844,367	$12,302,537
Investments in affiliates, at value (Cost $3,454,463)	3,694,321	—	—
Cash	—	28,642	541
Receivable for Fund shares sold	60,918	19,337	—
Receivable for investments sold	199,636	—	—
Receivable from Adviser	—	23,671	11,153
Dividends and interest receivable	283,774	51,058	53,363
Prepaid expenses	57,166	59,171	43,461
Total Assets	194,944,606	68,026,246	12,411,055

Liabilities:
Payable to bank	707,808	—	—
Payable for Fund shares redeemed	258,426	147,732	44,758
Payable for investment advisory fees	162,478	59,845	10,709
Payable for distribution fees	30,183	4,692	1,936
Payable for accounting fees	9,552	7,439	—
Payable for custodian fees	25,599	2,450	15,683
Payable for legal and audit fees	29,816	29,820	26,433
Payable for shareholder communications expenses	113,242	1,051	16,025
Payable for shareholder services fees	234,727	5,221	9,629
Total Liabilities	1,571,831	258,250	125,173

Commitments and Contingencies (See Note 3)

Net Assets	$193,372,775	$67,767,996	$12,285,882

Net Assets Consist of:
Paid-in capital	$99,306,675	$58,353,365	$11,794,456
Total distributable earnings	94,066,100	9,414,631	491,426
Net Assets	$193,372,775	$67,767,996	$12,285,882

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$56,870,980	$8,132,392	$3,268,563
Shares of beneficial interest outstanding	3,840,993	402,459	263,817
Net Asset Value, offering, and redemption price per share	$14.81	$20.21	$12.39
Class A:
Net assets	$49,997,151	$7,876,816	$1,999,140
Shares of beneficial interest outstanding	3,594,479	416,681	154,679
Net Asset Value and redemption price per share	$13.91	$18.90	$12.92
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$14.49	$19.69	$13.46
Class C:
Net assets	$7,584,605	$1,328,210	$911,686
Shares of beneficial interest outstanding	685,786	87,000	65,365
Net Asset Value and offering price per share (a)	$11.06	$15.27	$13.95
Class I:
Net assets	$78,920,039	$50,430,578	$6,106,493
Shares of beneficial interest outstanding	5,133,203	2,383,344	491,034
Net Asset Value, offering, and redemption price per share	$15.37	$21.16	$12.44

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities (Continued)

March 31, 2025 (Unaudited)

	Equity Fund	Balanced Fund
Assets:
Investments, at value (Cost $37,169,118 and $33,024,080, respectively)	$42,661,792	$34,646,319
Receivable for Fund shares sold	952	150
Dividends and interest receivable	12,655	147,348
Prepaid expenses	66,917	66,428
Total Assets	42,742,316	34,860,245

Liabilities:
Payable for Fund shares redeemed	50,105	31,855
Payable for investment advisory fees	36,391	22,347
Payable for distribution fees	8,881	7,189
Payable for custodian fees	3,853	13,606
Payable for legal and audit fees	25,312	25,287
Payable for shareholder communications expenses	1,367	6,494
Payable for shareholder services fees	6,402	5,631
Total Liabilities	132,311	112,409
Net Assets	$42,610,005	$34,747,836
Net Assets Consist of:
Paid-in capital	$34,665,547	$31,537,753
Total distributable earnings	7,944,458	3,210,083
Net Assets	$42,610,005	$34,747,836
Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$40,851,268	$26,502,070
Shares of beneficial interest outstanding	3,716,259	2,654,678
Net Asset Value, offering, and redemption price per share	$10.99	$9.98
Class A:
Net assets	$694,652	$4,565,408
Shares of beneficial interest outstanding	63,226	453,041
Net Asset Value and redemption price per share	$10.99	$10.08
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$11.45	$10.50
Class C:
Net assets	$12,659	$604,834
Shares of beneficial interest outstanding	1,291	59,182
Net Asset Value and offering price per share (a)	$9.81	$10.22
Class I:
Net assets	$1,051,426	$3,075,524
Shares of beneficial interest outstanding	96,243	308,744
Net Asset Value, offering, and redemption price per share	$10.92	$9.96

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations

For the Six Months Ended March 31, 2025 (Unaudited)

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $20,666, $0, and $0, respectively)	$1,726,772	$505,176	$40,116
Dividends - affiliated	74,750	—	—
Interest	8,380	42,287	154,333
Total Investment Income	1,809,902	547,463	194,449

Expenses:
Investment advisory fees	1,162,687	335,952	67,621
Distribution fees - Class AAA	81,673	11,514	4,288
Distribution fees - Class A	72,786	11,749	2,689
Distribution fees - Class C	46,539	8,222	5,084
Accounting fees	21,980	22,439	—
Custodian fees	62,312	7,369	4,401
Legal and audit fees	55,163	22,391	13,410
Registration expenses	28,043	23,416	25,341
Shareholder communications expenses	59,479	20,455	12,060
Shareholder services fees	102,808	8,139	3,790
Trustees’ fees	41,525	11,419	2,360
Interest expense	14,948	993	474
Miscellaneous expenses	21,309	11,121	8,838
Total Expenses	1,771,252	495,179	150,356
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	(125,503)	(76,138)
Advisory fee reduction on unsupervised assets (See Note 3)	(53,989)	—	—
Expenses paid indirectly by broker (See Note 7)	(3,446)	(1,246)	(823)
Total Reimbursements, Waivers, Reductions, and Credits	(57,435)	(126,749)	(76,961)
Net Expenses	1,713,817	368,430	73,395
Net Investment Income	96,085	179,033	121,054
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	27,394,041	8,881,238	419,413
Net realized gain on investments - affiliated	5,722	—	—
Net realized loss on foreign currency transactions	(2,669)	(17)	—
Net realized gain on investments and foreign currency transactions	27,397,094	8,881,221	419,413
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	(43,768,536)	(13,794,165)	(191,621)
on investments - affiliated	(80,687)	—	—
on foreign currency translations	1,707	3	—

Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(43,847,516)	(13,794,162)	(191,621)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(16,450,422)	(4,912,941)	227,792
Net Increase/Decrease in Net Assets Resulting from Operations	$(16,354,337)	$(4,733,908)	$348,846

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations (Continued)

For the Six Months Ended March 31, 2025 (Unaudited)

	Equity Fund	Balanced Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $0 and $0, respectively)	$396,488	$193,121
Interest	13,177	291,752
Total Investment Income	409,665	484,873

Expenses:
Investment advisory fees	223,034	138,239
Distribution fees - Class AAA	53,403	35,318
Distribution fees - Class A	918	6,096
Distribution fees - Class C	65	3,096
Custodian fees	5,197	4,964
Legal and audit fees	16,006	15,379
Registration expenses	25,882	24,877
Shareholder communications expenses	15,386	14,087
Shareholder services fees	11,906	8,971
Trustees’ fees	7,740	6,456
Miscellaneous expenses	10,154	9,940
Total Expenses	369,691	267,423
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	—
Advisory fee reduction on unsupervised assets (See Note 3)	—	—
Expenses paid indirectly by broker (See Note 7)	(1,013)	(966)
Total Reimbursements, Waivers, Reductions, and Credits	(1,013)	(966)
Net Expenses	368,678	266,457
Net Investment Income	40,987	218,416
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	2,886,669	1,884,877
Net realized gain on investments - affiliated	—	—
Net realized gain on foreign currency transactions	—	—
Net realized gain on investments and foreign currency transactions	2,886,669	1,884,877
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	(3,754,288)	(2,695,489)
on investments - affiliated	—	—

Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(3,754,288)	(2,695,489)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(867,619)	(810,612)
Net Decrease in Net Assets Resulting from Operations	$(826,632)	$(592,196)

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets

March 31, 2025

	Mighty Mites Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024

Operations:
Net investment income	$96,085	$315,462
Net realized gain on investments and foreign currency transactions	27,397,094	76,416,264
Net realized gain on redemptions in-kind	—	755,678
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(43,847,516)	(26,556,950)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(16,354,337)	50,930,454
Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(29,707,098)
Class A	—	(26,539,959)
Class C	—	(5,516,876)
Class I	—	(62,081,812)
Total Distributions to Shareholders	—	(123,845,745)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	186,564	1,035,602
Class A	1,738,708	9,322,734
Class C	271,397	413,016
Class I	4,110,463	19,514,710
	6,307,132	30,286,062
Proceeds from reinvestment of distributions
Class AAA	—	28,933,355
Class A	—	23,437,080
Class C	—	5,481,709
Class I	—	53,174,025
	—	111,026,169
Cost of shares redeemed
Class AAA	(8,288,150)	(25,770,769)
Class A	(10,878,127)	(25,353,583)
Class C	(2,725,439)	(9,971,991)
Class I	(37,761,686)	(126,169,955)
	(59,653,402)	(187,266,298)
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(53,346,270)	(45,954,067)
Redemption Fees	—	153
Net Increase/(Decrease) in Net Assets	(69,700,607)	(118,869,205)
Net Assets:
Beginning of year	263,073,382	381,942,587
End of period	$193,372,775	$263,073,382

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets (Continued)

March 31, 2025

SmallCap Equity Fund		Convertible Securities Fund		Equity Fund		Balanced Fund
For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024

$179,033	$515,382	$121,054	$433,186	$40,987	$216,458	$218,416	$476,329
8,881,221	8,588,474	419,413	303,144	2,886,669	3,074,542	1,884,877	1,967,315
—	—	—	—	—	—	—	—
(13,794,162)	4,826,090	(191,621)	1,052,128	(3,754,288)	5,157,125	(2,695,489)	4,476,426
(4,733,908)	13,929,946	348,846	1,788,458	(826,632)	8,448,125	(592,196)	6,920,070

(2,078,774)	(231,052)	(44,999)	(88,598)	(3,424,156)	(2,068,035)	(1,872,233)	(980,170)
(2,219,079)	(215,981)	(25,641)	(57,491)	(57,772)	(35,880)	(324,742)	(164,423)
(395,477)	(58,382)	(8,485)	(20,846)	(983)	(479)	(38,673)	(22,045)
(9,010,511)	(1,603,399)	(95,105)	(278,407)	(96,407)	(63,916)	(205,953)	(102,852)
(13,703,841)	(2,108,814)	(174,230)	(445,342)	(3,579,318)	(2,168,310)	(2,441,601)	(1,269,490)

187,088	475,147	80,442	26,980	246,637	208,691	456,608	509,549
432,454	1,480,216	53,039	146,659	2,893	8,046	15,822	530,516
13,985	215,454	81,697	34,772	—	—	—	166,879
26,666,717	12,466,099	65,243	696,074	4,828	85,213	175,118	860,607
27,300,244	14,636,916	280,421	904,485	254,358	301,950	647,548	2,067,551

2,062,919	229,238	44,482	87,633	3,331,770	2,006,322	1,813,920	951,866
2,212,947	215,351	25,636	57,480	57,444	34,840	316,769	161,003
395,477	58,382	8,485	20,768	983	479	38,673	22,045
9,008,751	1,603,193	94,903	277,974	95,495	63,415	205,952	102,852
13,680,094	2,106,164	173,506	443,855	3,485,692	2,105,056	2,375,314	1,237,766

(711,073)	(606,028)	(167,118)	(453,230)	(2,159,904)	(4,919,765)	(3,108,996)	(4,090,736)
(1,795,295)	(557,739)	(288,169)	(453,974)	(90,591)	(43,511)	(399,874)	(1,193,806)
(443,129)	(1,173,450)	(275,422)	(606,445)	—	—	(10,526)	(565,539)
(22,531,767)	(23,598,831)	(1,615,580)	(7,404,299)	(113,627)	(320,543)	(248,244)	(922,619)
(25,481,264)	(25,936,048)	(2,346,289)	(8,917,948)	(2,364,122)	(5,283,819)	(3,767,640)	(6,772,700)
15,499,074	(9,192,968)	(1,892,362)	(7,569,608)	1,375,928	(2,876,813)	(744,778)	(3,467,383)
—	121	—	—	—	—	—	—
(2,938,675)	2,628,285	(1,717,746)	(6,226,492)	(3,030,022)	3,403,002	(3,778,575)	2,183,197

70,706,671	68,078,386	14,003,628	20,230,120	45,640,027	42,237,025	38,526,411	36,343,214
$67,767,996	$70,706,671	$12,285,882	$14,003,628	$42,610,005	$45,640,027	$34,747,836	$38,526,411

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(d)		Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions(e)		Portfolio Turnover Rate
Mighty Mites Fund
Class AAA
2025(f)	$16.06	$0.00 (c)	$(1.25)	$(1.25)	$—	$—	$—	$—	$14.81	(7.78)%	$56,871	0.01	%(g)	1.55	%(g)	1.60	%(g)	1%
2024	20.86	0.00 (c)	3.07	3.07	(0.07)	(7.80)	(7.87)	0.00	16.06	17.73	69,834	0.02		1.50		1.54		2
2023	20.74	0.05	2.86	2.91	(0.13)	(2.66)	(2.79)	0.00	20.86	14.10	82,962	0.23		1.48		1.51		2
2022	30.25	0.13	(5.39)	(5.26)	(0.07)	(4.18)	(4.25)	0.00	20.74	(20.64)	84,906	0.50		1.41		1.43		3
2021	22.42	0.13	10.11	10.24	—	(2.41)	(2.41)	0.00	30.25	48.78	129,754	0.47		1.40		1.42		6
2020	25.58	(0.07)	(2.01)	(2.08)	—	(1.08)	(1.08)	0.00	22.42	(8.68)	103,109	(0.31)		1.43		1.44		2
Class A
2025(f)	$15.08	$0.00 (c)	$(1.17)	$(1.17)	$—	$—	$—	$—	$13.91	(7.76)%	$49,997	0.01	%(g)	1.55	%(g)	1.60	%(g)	1%
2024	19.59	0.00 (c)	2.88	2.88	(0.07)	(7.32)	(7.39)	0.00	15.08	17.68	63,424	0.02		1.50		1.54		2
2023	19.49	0.05	2.69	2.74	(0.14)	(2.50)	(2.64)	0.00	19.59	14.10	71,537	0.24		1.48		1.51		2
2022	28.68	0.12	(5.06)	(4.94)	(0.07)	(4.18)	(4.25)	0.00	19.49	(20.63)	71,820	0.48		1.41		1.43		3
2021	21.37	0.12	9.60	9.72	—	(2.41)	(2.41)	0.00	28.68	48.74	98,771	0.44		1.41		1.43		6
2020	24.49	(0.12)	(1.92)	(2.04)	—	(1.08)	(1.08)	0.00	21.37	(8.91)	68,250	(0.55)		1.68		1.69		2
Class C
2025(f)	$12.04	$(0.04)	$(0.94)	$(0.98)	$—	$—	$—	$—	$11.06	(8.14)%	$7,585	(0.75	)%(g)	2.30	%(g)	2.35	%(g)	1%
2024	15.74	(0.10)	2.31	2.21	(0.05)	(5.86)	(5.91)	0.00	12.04	16.88	10,721	(0.74)		2.25		2.29		2
2023	15.67	(0.09)	2.17	2.08	—	(2.01)	(2.01)	0.00	15.74	13.23	18,012	(0.52)		2.23		2.26		2
2022	23.95	(0.05)	(4.05)	(4.10)	—	(4.18)	(4.18)	0.00	15.67	(21.22)	25,567	(0.25)		2.16		2.18		3
2021	18.31	(0.06)	8.11	8.05	—	(2.41)	(2.41)	0.00	23.95	47.66	48,054	(0.27)		2.15		2.17		6
2020	21.24	(0.20)	(1.65)	(1.85)	—	(1.08)	(1.08)	0.00	18.31	(9.40)	47,509	(1.06)		2.18		2.19		2
Class I
2025(f)	$16.65	$0.02	$(1.30)	$(1.28)	$—	$—	$—	$—	$15.37	(7.69)%	$78,920	0.25	%(g)	1.30	%(g)	1.35	%(g)	1%
2024	21.75	0.05	3.19	3.24	(0.11)	(8.23)	(8.34)	0.00	16.65	18.00	119,094	0.25		1.25		1.29		2
2023	21.63	0.11	2.99	3.10	(0.20)	(2.78)	(2.98)	0.00	21.75	14.38	209,432	0.48		1.23		1.26		2
2022	31.38	0.20	(5.62)	(5.42)	(0.15)	(4.18)	(4.33)	0.00	21.63	(20.44)	264,171	0.74		1.16		1.18		3
2021	23.13	0.21	10.45	10.66	—	(2.41)	(2.41)	0.00	31.38	49.13	415,023	0.72		1.15		1.17		6
2020	26.29	(0.01)	(2.07)	(2.08)	—	(1.08)	(1.08)	0.00	23.13	(8.43)	328,187	(0.05)		1.18		1.19		2

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(e)	Before advisory fee reduction on unsupervised assets totalling 0.05%, 0.04%, 0.04%, 0.03%, 0.02%, and 0.01% of net assets for the six months ended March 31, 2025 and the fiscal years ended September 30, 2024, 2023, 2022, 2021, and 2020.
(f)	For the six months ended March 31, 2025, unaudited.
(g)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders								Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions		Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(c)		Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions		Portfolio Turnover Rate
SmallCap Equity Fund
Class AAA
2025(d)	$27.11	$0.04	$(0.72)	$(0.68)	$(0.18)		$(6.04)	$(6.22)		$—	$20.21	(5.69)%	$8,132	0.35	%(e)	1.25	%(e)	1.63	%(e)	36%
2024	22.91	0.14	4.75	4.89	(0.18)		(0.51)	(0.69)		0.00	27.11	22.00	9,156	0.57		1.25		1.58		21
2023	20.74	0.14	2.39	2.53	(0.08)		(0.28)	(0.36)		0.00	22.91	12.17	7,599	0.63		1.25		1.60		17
2022	25.74	0.06	(3.61)	(3.55)	(0.01)		(1.44)	(1.45)		—	20.74	(14.79)	7,300	0.23		1.25		1.64		15
2021	15.40	0.04	10.30	10.34	(0.00	)(b)	—	(0.00	)(b)	—	25.74	67.16	9,838	0.15		1.25		1.64		21
2020	17.97	0.04	(1.72)	(1.68)	(0.07)		(0.82)	(0.89)		0.00	15.40	(10.08)	6,146	0.26		1.25		1.70		18
Class A
2025(d)	$25.39	$0.04	$(0.68)	$(0.64)	$(0.19)		$(5.66)	$(5.85)		$—	$18.90	(5.74)%	$7,877	0.35	%(e)	1.25	%(e)	1.63	%(e)	36%
2024	21.47	0.13	4.45	4.58	(0.18)		(0.48)	(0.66)		0.00	25.39	22.01	9,670	0.57		1.25		1.58		21
2023	19.45	0.14	2.23	2.37	(0.09)		(0.26)	(0.35)		0.00	21.47	12.17	7,125	0.63		1.25		1.60		17
2022	24.23	0.06	(3.38)	(3.32)	(0.02)		(1.44)	(1.46)		—	19.45	(14.78)	5,820	0.25		1.25		1.65		15
2021	14.50	0.03	9.70	9.73	—		—	—		—	24.23	67.10	5,539	0.14		1.27		1.65		21
2020	16.98	0.00 (b)	(1.63)	(1.63)	(0.03)		(0.82)	(0.85)		0.00	14.50	(10.34)	3,172	0.02		1.50		1.95		18
Class C
2025(d)	$20.42	$(0.04)	$(0.56)	$(0.60)	$(0.01)		$(4.54)	$(4.55)		$—	$15.27	(6.05)%	$1,328	(0.40	)%(e)	2.00	%(e)	2.38	%(e)	36%
2024	17.30	(0.03)	3.58	3.55	(0.05)		(0.38)	(0.43)		0.00	20.42	21.09	1,819	(0.19)		2.00		2.33		21
2023	15.73	(0.02)	1.80	1.78	—		(0.21)	(0.21)		0.00	17.30	11.29	2,349	(0.12)		2.00		2.35		17
2022	19.98	(0.10)	(2.71)	(2.81)	—		(1.44)	(1.44)		—	15.73	(15.38)	1,931	(0.53)		2.00		2.39		15
2021	12.04	(0.11)	8.05	7.94	—		—	—		—	19.98	65.95	2,336	(0.60)		2.00		2.39		21
2020	14.28	(0.06)	(1.36)	(1.42)	—		(0.82)	(0.82)		0.00	12.04	(10.82)	1,597	(0.46)		2.00		2.45		18
Class I
2025(d)	$28.42	$0.08	$(0.75)	$(0.67)	$(0.25)		$(6.34)	$(6.59)		$—	$21.16	(5.58)%	$50,431	0.64	%(e)	1.00	%(e)	1.37	%(e)	36%
2024	24.01	0.21	4.97	5.18	(0.24)		(0.53)	(0.77)		0.00	28.42	22.29	50,062	0.81		1.00		1.33		21
2023	21.74	0.21	2.49	2.70	(0.14)		(0.29)	(0.43)		0.00	24.01	12.41	51,005	0.88		1.00		1.35		17
2022	26.90	0.13	(3.77)	(3.64)	(0.08)		(1.44)	(1.52)		—	21.74	(14.54)	34,321	0.49		1.00		1.39		15
2021	16.09	0.10	10.75	10.85	(0.04)		—	(0.04)		—	26.90	67.55	33,644	0.40		1.00		1.39		21
2020	18.74	0.09	(1.80)	(1.71)	(0.12)		(0.82)	(0.94)		0.00	16.09	(9.87)	17,435	0.52		1.00		1.45		18

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(d)	For the six months ended March 31, 2025, unaudited.
(e)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(c)		Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions		Portfolio Turnover Rate
Convertible Securities Fund
Class AAA
2025(d)	$12.29	$0.11	$0.16	$0.27	$(0.17)	$—	$(0.17)	$—	$12.39	2.17%	$3,269	1.72	%(e)	1.15	%(e)	2.29	%(e)	32%
2024	11.31	0.28	1.02	1.30	(0.32)	—	(0.32)	—	12.29	11.69	3,284	2.42		1.15		2.08		71
2023	12.54	0.24	0.02	0.26	(0.32)	(1.17)	(1.49)	—	11.31	1.84	3,352	1.98		1.16		1.82		36
2022	18.26	0.02	(3.96)	(3.94)	(0.17)	(1.61)	(1.78)	—	12.54	(23.78)	4,065	0.16		1.15		1.62		39
2021	15.59	0.05	3.11	3.16	(0.16)	(0.33)	(0.49)	0.00	18.26	20.48	6,701	0.27		1.15		1.56		34
2020	13.86	0.16	1.98	2.14	(0.25)	(0.16)	(0.41)	0.00	15.59	15.80	7,392	1.12		1.15		1.62		62
Class A
2025(d)	$12.80	$0.12	$0.16	$0.28	$(0.16)	$—	$(0.16)	$—	$12.92	2.18%	$1,999	1.72	%(e)	1.15	%(e)	2.29	%(e)	32%
2024	11.77	0.29	1.06	1.35	(0.32)	—	(0.32)	—	12.80	11.65	2,181	2.42		1.15		2.08		71
2023	13.04	0.25	0.02	0.27	(0.32)	(1.22)	(1.54)	—	11.77	1.80	2,243	1.95		1.16		1.82		36
2022	18.91	0.02	(4.12)	(4.10)	(0.16)	(1.61)	(1.77)	—	13.04	(23.77)	3,419	0.16		1.15		1.62		39
2021	16.13	0.04	3.22	3.26	(0.15)	(0.33)	(0.48)	0.00	18.91	20.45	5,417	0.24		1.17		1.58		34
2020	14.33	0.13	2.04	2.17	(0.21)	(0.16)	(0.37)	0.00	16.13	15.47	6,143	0.86		1.40		1.87		62
Class C
2025(d)	$13.83	$0.07	$0.18	$0.25	$(0.13)	$—	$(0.13)	$—	$13.95	1.78%	$912	0.96	%(e)	1.90	%(e)	3.05	%(e)	32%
2024	12.70	0.22	1.15	1.37	(0.24)	—	(0.24)	—	13.83	10.88	1,083	1.69		1.90		2.83		71
2023	14.04	0.16	0.03	0.19	(0.22)	(1.31)	(1.53)	—	12.70	1.06	1,534	1.16		1.91		2.57		36
2022	20.24	(0.10)	(4.43)	(4.53)	(0.06)	(1.61)	(1.67)	—	14.04	(24.32)	3,297	(0.60)		1.90		2.37		39
2021	17.26	(0.10)	3.44	3.34	(0.03)	(0.33)	(0.36)	0.00	20.24	19.54	5,575	(0.49)		1.90		2.31		34
2020	15.30	0.06	2.19	2.25	(0.13)	(0.16)	(0.29)	0.00	17.26	14.93	6,130	0.37		1.90		2.37		62
Class I
2025(d)	$12.33	$0.13	$0.17	$0.30	$(0.19)	$—	$(0.19)	$—	$12.44	2.37%	$6,106	1.97	%(e)	0.90	%(e)	2.05	%(e)	32%
2024	11.35	0.31	1.02	1.33	(0.35)	—	(0.35)	—	12.33	11.93	7,456	2.69		0.90		1.83		71
2023	12.59	0.26	0.02	0.28	(0.35)	(1.17)	(1.52)	—	11.35	2.05	13,101	2.14		0.91		1.57		36
2022	18.32	0.06	(3.98)	(3.92)	(0.20)	(1.61)	(1.81)	—	12.59	(23.56)	28,839	0.39		0.90		1.37		39
2021	15.64	0.09	3.12	3.21	(0.20)	(0.33)	(0.53)	0.00	18.32	20.79	55,924	0.51		0.90		1.31		34
2020	13.91	0.20	1.97	2.17	(0.28)	(0.16)	(0.44)	0.00	15.64	16.03	52,842	1.36		0.90		1.37		62

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2025 and fiscal year ended September 30, 2023 if credits had not been received, the ratios of operating expenses to average net assets would have been 1.17% (Class AAA and Class A), 1.92% (Class C), and 0.92% (Class I). For the fiscal years ended September 30, 2024, 2022, 2021, and 2020, there was no material impact on the expense ratios.
(d)	For the six months ended March 31, 2025, unaudited.
(e)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(b)		Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions		Portfolio Turnover Rate
Equity Fund
Class AAA
2025(c)	$12.13	$0.01		$(0.19)	$(0.18)	$(0.04)		$(0.92)	$(0.96)	$10.99	(1.95)%	$40,851	0.18	%(d)	1.66	%(d)	1.66	%(d)	29%
2024	10.55	0.05		2.08	2.13	(0.08)		(0.47)	(0.55)	12.13	21.07	43,652	0.48		1.59		1.60		35
2023	10.28	0.05		1.03	1.08	(0.04)		(0.77)	(0.81)	10.55	10.23	40,346	0.51		1.64		1.64		44
2022	13.37	0.04		(0.93)	(0.89)	(0.00	)(e)	(2.20)	(2.20)	10.28	(8.75)	41,068	0.30		1.64		1.64		50
2021	11.02	0.00	(e)	2.89	2.89	(0.06)		(0.48)	(0.54)	13.37	26.99	49,468	0.00	(f)	1.64		1.64		66
2020	12.66	0.08		(0.53)	(0.45)	(0.11)		(1.08)	(1.19)	11.02	(4.32)	44,109	0.70		1.63		1.63		46
Class A
2025(c)	$12.13	$0.01		$(0.19)	$(0.18)	$(0.04)		$(0.92)	$(0.96)	$10.99	(1.96)%	$695	0.17	%(d)	1.66	%(d)	1.66	%(d)	29%
2024	10.54	0.05		2.09	2.14	(0.08)		(0.47)	(0.55)	12.13	21.18	794	0.49		1.59		1.60		35
2023	10.27	0.06		1.02	1.08	(0.04)		(0.77)	(0.81)	10.54	10.22	688	0.51		1.64		1.64		44
2022	13.36	0.04		(0.93)	(0.89)	(0.00	)(e)	(2.20)	(2.20)	10.27	(8.76)	788	0.29		1.64		1.64		50
2021	10.99	0.00	(e)	2.88	2.88	(0.03)		(0.48)	(0.51)	13.36	26.94	933	(0.03)		1.67		1.67		66
2020	12.63	0.05		(0.53)	(0.48)	(0.08)		(1.08)	(1.16)	10.99	(4.57)	1,010	0.45		1.88		1.88		46
Class C
2025(c)	$10.83	$(0.03)		$(0.17)	$(0.20)	$—		$(0.82)	$(0.82)	$9.81	(2.33)%	$13	(0.57	)%(d)	2.41	%(d)	2.41	%(d)	29%
2024	9.41	(0.03)		1.87	1.84	—		(0.42)	(0.42)	10.83	20.26	13	(0.27)		2.34		2.35		35
2023	9.21	(0.03)		0.92	0.89	—		(0.69)	(0.69)	9.41	9.37	11	(0.28)		2.39		2.39		44
2022	12.27	(0.05)		(0.81)	(0.86)	—		(2.20)	(2.20)	9.21	(9.40)	25	(0.48)		2.39		2.39		50
2021	10.18	(0.11)		2.68	2.57	—		(0.48)	(0.48)	12.27	25.93	37	(1.00)		2.39		2.39		66
2020	11.76	(0.00	)(e)	(0.50)	(0.50)	—		(1.08)	(1.08)	10.18	(5.04)	38	(0.01)		2.38		2.38		46
Class I
2025(c)	$12.08	$0.02		$(0.19)	$(0.17)	$(0.07)		$(0.92)	$(0.99)	$10.92	(1.91)%	$1,051	0.43	%(d)	1.41	%(d)	1.41	%(d)	29%
2024	10.50	0.08		2.08	2.16	(0.11)		(0.47)	(0.58)	12.08	21.47	1,181	0.74		1.34		1.35		35
2023	10.23	0.08		1.03	1.11	(0.07)		(0.77)	(0.84)	10.50	10.54	1,192	0.74		1.39		1.39		44
2022	13.32	0.07		(0.92)	(0.85)	(0.04)		(2.20)	(2.24)	10.23	(8.52)	1,907	0.56		1.39		1.39		50
2021	10.98	0.03		2.88	2.91	(0.09)		(0.48)	(0.57)	13.32	27.31	3,004	0.25		1.39		1.39		66
2020	12.62	0.11		(0.53)	(0.42)	(0.14)		(1.08)	(1.22)	10.98	(4.09)	2,595	0.96		1.38		1.38		46

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(c)	For the six months ended March 31, 2025, unaudited.
(d)	Annualized.
(e)	Amount represents less than $0.005 per share.
(f)	Amount represents less than (0.005)%.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(b)		Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions		Portfolio Turnover Rate
Balanced Fund
Class AAA
2025(c)	$10.85	$0.06	$(0.23)	$(0.17)	$(0.06)	$(0.64)	$(0.70)	$9.98	(1.80)%	$26,502	1.18	%(d)	1.45	%(d)	1.46	%(d)	19%
2024	9.34	0.13	1.71	1.84	(0.13)	(0.20)	(0.33)	10.85	20.22	29,661	1.26		1.39		1.39		36
2023	9.20	0.11	0.77	0.88	(0.12)	(0.62)	(0.74)	9.34	9.57	27,932	1.18		1.46		1.46		39
2022	12.11	0.07	(1.44)	(1.37)	(0.07)	(1.47)	(1.54)	9.20	(13.36)	31,492	0.68		1.41		1.41		46
2021	10.85	0.03	1.75	1.78	(0.02)	(0.50)	(0.52)	12.11	16.93	40,187	0.22		1.41		1.41		65
2020	11.71	0.10	(0.11)	(0.01)	(0.10)	(0.75)	(0.85)	10.85	0.17	38,713	0.95		1.42		1.42		57
Class A
2025(c)	$10.95	$0.06	$(0.23)	$(0.17)	$(0.06)	$(0.64)	$(0.70)	$10.08	(1.72)%	$4,565	1.18	%(d)	1.45	%(d)	1.46	%(d)	19%
2024	9.42	0.13	1.74	1.87	(0.13)	(0.21)	(0.34)	10.95	20.28	5,040	1.26		1.39		1.39		36
2023	9.28	0.11	0.77	0.88	(0.12)	(0.62)	(0.74)	9.42	9.54	4,813	1.18		1.46		1.46		39
2022	12.20	0.07	(1.45)	(1.38)	(0.07)	(1.47)	(1.54)	9.28	(13.35)	5,702	0.66		1.41		1.41		46
2021	10.93	0.02	1.77	1.79	(0.02)	(0.50)	(0.52)	12.20	16.87	8,454	0.20		1.43		1.43		65
2020	11.79	0.08	(0.11)	(0.03)	(0.08)	(0.75)	(0.83)	10.93	(0.43)	7,981	0.70		1.67		1.67		57
Class C
2025(c)	$11.11	$0.02	$(0.23)	$(0.21)	$(0.03)	$(0.65)	$(0.68)	$10.22	(2.12)%	$605	0.43	%(d)	2.20	%(d)	2.21	%(d)	19%
2024	9.55	0.05	1.77	1.82	(0.05)	(0.21)	(0.26)	11.11	19.42	628	0.51		2.14		2.14		36
2023	9.43	0.04	0.78	0.82	(0.07)	(0.63)	(0.70)	9.55	8.67	884	0.45		2.21		2.21		39
2022	12.39	(0.02)	(1.46)	(1.48)	(0.01)	(1.47)	(1.48)	9.43	(14.02)	491	(0.15)		2.16		2.16		46
2021	11.15	(0.07)	1.81	1.74	—	(0.50)	(0.50)	12.39	16.03	1,212	(0.57)		2.16		2.16		65
2020	12.01	0.02	(0.11)	(0.09)	(0.02)	(0.75)	(0.77)	11.15	(0.95)	1,215	0.20		2.17		2.17		57
Class I
2025(c)	$10.82	$0.07	$(0.21)	$(0.14)	$(0.08)	$(0.64)	$(0.72)	$9.96	(1.60)%	$3,076	1.43	%(d)	1.20	%(d)	1.21	%(d)	19%
2024	9.32	0.15	1.71	1.86	(0.16)	(0.20)	(0.36)	10.82	20.45	3,197	1.52		1.14		1.14		36
2023	9.18	0.14	0.77	0.91	(0.15)	(0.62)	(0.77)	9.32	9.86	2,714	1.43		1.21		1.21		39
2022	12.09	0.10	(1.44)	(1.34)	(0.10)	(1.47)	(1.57)	9.18	(13.15)	3,205	0.93		1.16		1.16		46
2021	10.83	0.05	1.76	1.81	(0.05)	(0.50)	(0.55)	12.09	17.26	3,649	0.47		1.16		1.16		65
2020	11.69	0.13	(0.11)	0.02	(0.13)	(0.75)	(0.88)	10.83	0.09	4,131	1.19		1.17		1.17		57

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(c)	For the six months ended March 31, 2025, unaudited.
(d)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds
Notes to Financial Statements (Unaudited)

1. Organization. The TETON Westwood Funds (the Trust) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company and currently consists of five active separate investment portfolios: TETON Westwood Mighty Mites Fund (Mighty Mites Fund), TETON Westwood SmallCap Equity Fund (SmallCap Equity Fund), TETON Convertible Securities Fund (Convertible Securities Fund), TETON Westwood Equity Fund (Equity Fund), and TETON Westwood Balanced Fund (Balanced Fund), individually, a “Fund” and collectively, the “Funds.” Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.

The investment objectives of each Fund are as follows:

●	Mighty Mites Fund seeks to provide long term capital appreciation by investing primarily in micro-capitalization equity securities.

●	SmallCap Equity Fund seeks to provide long term capital appreciation by investing primarily in smaller capitalization equity securities.

●	Convertible Securities Fund seeks to provide a high level of current income as well as long term capital appreciation.

●	Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.

●	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

Teton Advisors, LLC serves as (the Adviser) to the Mighty Mites Fund, the Convertible Securities Fund, the Equity Fund, and the Balanced Fund; and Keeley-Teton Advisors, LLC serves as (the Adviser) to the SmallCap Equity Fund. The Adviser makes investment decisions for each Fund and continuously reviews and administers the Funds’ investment program and manages the operations of each Fund under the general supervision of the Company’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Trust follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser. Investments in open-end investment companies are valued at each underlying fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities fair value, in which case these securities will be fair value as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

TETON Westwood Funds
Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (b)		Total Market Value at 03/31/25
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Automotive: Parts and Accessories	$4,778,857	$8	—		$4,778,865
Business Services	2,800,751	—	$49,446		2,850,197
Consumer Products	4,798,532	—	0		4,798,532
Consumer Services	1,079,767	231,410	—		1,311,177
Diversified Industrial	23,631,290	552,000	229,200		24,412,490
Entertainment	171,060	—	57,509		228,569
Financial Services	27,854,465	—	27,500		27,881,965
Food and Beverage	8,265,015	122,400	—		8,387,415
Real Estate	4,777,648	—	319		4,777,967
Specialty Chemicals	2,784,002	—	0		2,784,002
Telecommunications	824,749	330,300	—		1,155,049
Other Industries (a)	110,673,471	—	—		110,673,471
Total Common Stocks	192,439,607	1,236,118	363,974		194,039,699
Preferred Stocks (a)	218,535	—	—		218,535
Rights (a)	25,644	5,630	—		31,274
Warrants (a)	606	52,998	—		53,604
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$192,684,392	$1,294,746	$363,974		$194,343,112

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$65,987,547	—	—		$65,987,547
U.S. Government Obligations	—	$1,856,820	—		1,856,820
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$65,987,547	$1,856,820	—		$67,844,367

CONVERTIBLE SECURITIES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (c)	—	$9,620,248	$0		$9,620,248
Convertible Preferred Stocks (c)	—	—	246,950		246,950
Mandatory Convertible Securities (c)	$1,553,590	—	—		1,553,590
Common Stocks (c)	—	—	0		0
U.S. Government Obligations	—	881,749	—		881,749
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,553,590	$10,501,997	$246,950	(b)	$12,302,537

TETON Westwood Funds
Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 03/31/25
EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$41,660,271	—	—	$41,660,271
Short Term Investment	1,001,521	—	—	1,001,521
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$42,661,792	—	—	$42,661,792

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$21,841,385	—	—	$21,841,385
Corporate Bonds (c)	—	$9,673,011	—	9,673,011
Convertible Corporate Bonds (c)	—	299,163	—	299,163
U.S. Government Obligations	—	2,508,975	—	2,508,975
Foreign Government Obligations (c)	—	276,480	—	276,480
Short Term Investment	47,305	—	—	47,305
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$21,888,690	$12,757,629	—	$34,646,319

(a)	Please refer to the Summary Schedule of Investments for the industry classifications of these portfolio holdings.

(b)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Trustees.

(c)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The following table reconciles Level 3 investments for the Convertible Securities Fund for which significant unobservable inputs were used to determine fair value.

	Balance as of 09/30/24	Accrued discounts/ (premiums)	Realized gain/ (loss)	Net Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 03/31/25	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 03/31/25†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$0	—	—	—	—	—	—	—	$0	—
Convertible Corporate Bonds (a)	0	—	—	—	—	—	—	—	0	—
Convertible Preferred Stocks (a)	252,563	—	—	$(5,613)	—	—	—	—	246,950	$(5,613)
TOTAL INVESTMENTS IN SECURITIES	$252,563	—	—	$(5,613)	—	—	—	—	$246,950	$(5,613)

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board of Trustees to determine the fair value of certain, material Level 3 investments.

	Asset Type	Valuation Technique	Fair Value	Primary Unobservable Input	Range
Convertible Securities Fund	Convertible Preferred Stock	Third party vendor pricing	$246,950	Broker quote	$20-24

TETON Westwood Funds
Notes to Financial Statements (Unaudited) (Continued)

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Funds may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Funds record an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Funds on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. During the six months ended March 31, 2025, there were no short sales.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities

TETON Westwood Funds
Notes to Financial Statements (Unaudited) (Continued)

freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. Securities deemed as liquid are not included in the limitations described above. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Funds held as of March 31, 2025, refer to the Schedules of Investments.

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2025, the Equity Fund’s and Balanced Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was each less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. These amounts, if any, would be included in the Statements of Operations.

Distributions to Shareholders. Distributions from net investment income are declared and paid annually for the Mighty Mites Fund, SmallCap Equity Fund, and Equity Fund, and quarterly for the Convertible Securities Fund and Balanced Fund. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, utilization of tax equalization, timing differences, the redemptions in-kind and premiums amortization, reversal of prior year real estate investment trust capital gain, redesignation of dividends paid, and differing characterizations of distributions made by the Funds. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

The tax character of distributions paid during the fiscal year ended September 30, 2024 was as follows:

	Mighty Mites Fund		SmallCap Equity Fund	Convertible Securities Fund	Equity Fund	Balanced Fund
Ordinary income (inclusive of short term capital gains)	$1,870,619		$618,736	$445,342	$428,926	$502,273
Net long term capital gains	133,107,895		1,490,078	—	1,739,384	767,217
Total distributions paid	$134,978,514	*	$2,108,814	$445,342	$2,168,310	$1,269,490

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

TETON Westwood Funds
Notes to Financial Statements (Unaudited) (Continued)

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. Convertible Securities Fund has a long term capital loss carryforward with no expiration of $145,855.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2025:

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund	Equity Fund	Balanced Fund
Aggregate cost of investments	$127,032,177	$62,176,572	$12,046,665	$37,266,495	$33,036,921
Gross unrealized appreciation	$82,266,316	$9,769,004	$915,236	$7,284,648	$3,687,104
Gross unrealized depreciation	(14,955,381)	(4,101,209)	(659,364)	(1,889,351)	(2,077,706)
Net unrealized appreciation	$67,310,935	$5,667,795	$255,872	$5,395,297	$1,609,398

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions. The Funds have entered into investment advisory agreements (the Advisory Agreements) with Teton Advisors, LLC and Keeley-Teton Advisors, LLC, individually an “Adviser” and collectively, the “Advisers,” which provide that the Funds will pay the respective Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty Mites Fund, SmallCap Equity Fund, Convertible Securities Fund, and Equity Fund, and 0.75% for the Balanced Fund, of the value of each Fund’s average daily net assets. In accordance with the Advisory Agreements, the Advisers provide a continuous investment program for the Funds’ portfolios, oversee the administration of all aspects of the Funds’ business and affairs, and pay the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Advisers. Teton Advisors, LLC is the Adviser of the Mighty Mites Fund, the Convertible Securities Fund, the Equity Fund, and the Balanced Fund; and Keeley-Teton Advisors, LLC is the Adviser of the SmallCap Equity Fund.

There was a reduction in the Mighty Mites Fund’s advisory fee paid to its Adviser relating to certain portfolio holdings, i.e., unsupervised assets, with respect to which the Adviser transferred dispositive and voting control to the Mighty Mites Fund’s Proxy Voting Committee. During the six months ended March 31, 2025, the Mighty Mites Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities (Strattec Security Corp., Bel Fuse Inc., Cl. A, and Full House Resorts Inc.) , and the Adviser reduced its advisory fee with respect to such securities by $53,989.

The respective Advisers have contractually agreed to waive investment advisory fees and/or to reimburse expenses to the SmallCap Equity Fund and Convertible Securities Fund in the event annual expenses of such Funds exceed certain prescribed limits as described in the paragraph below. Such fee waiver/reimbursement arrangements continue at least until January 31, 2026. For the six months ended March 31, 2025, the respective Advisers waived fees or reimbursed expenses in the amounts of $125,503 and $76,138 for the SmallCap Equity Fund and Convertible Securities Fund, respectively.

In addition, the SmallCap Equity Fund and the Convertible Securities Fund are obliged to repay their respective Advisers for a period of two and three fiscal years, respectively, following the fiscal year in which the Advisers reimbursed the Funds only to the extent that the operating expenses of these Funds fall below the following expense limitations based on average net assets for the SmallCap Equity Fund and the Convertible Securities Fund for Class AAA Shares 1.25% and 1.15%, respectively, for Class A Shares 1.25% and 1.15%, respectively, for Class C Shares 2.00% and 1.90%, respectively, and for Class I Shares 1.00% and 0.90%, respectively. As of March 31, 2025, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next three fiscal years are as follows:

TETON Westwood Funds
Notes to Financial Statements (Unaudited) (Continued)

	For the year ended September 30, 2023, expiring September 30, 2025	For the year ended September 30, 2024, expiring September 30, 2026	For the six months ended March 31, 2025, expiring September 30, 2027	Total
SmallCap Equity Fund	$235,115	$232,117	$125,503	$592,735

	For the year ended September 30, 2022, expiring September 30, 2025	For the year ended September 30, 2023, expiring September 30, 2026	For the year ended September 30, 2024, expiring September 30, 2027	For the six months ended March 31, 2025, expiring September 30, 2028	Total
Convertible Securities Fund	$271,186	$199,238	$158,916	$76,138	$705,478

Gabelli Funds, LLC is a subadviser to the Adviser for the Mighty Mites Fund and the Convertible Securities Fund. The Adviser pays Gabelli Funds, LLC out of its advisory fees a subadvisory fee, computed daily and payable monthly, based on an annual rate of 0.32% of the average net assets of these two Funds.

In addition, the Adviser has a Subadvisory Agreement with Westwood Management Corp. for the Equity Fund and Balanced Fund. The Adviser pays Westwood Management Corp. out of its advisory fees with respect to these latter two Funds a subadvisory fee, computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for these Funds or (ii) 35% of the net revenues to the Adviser from these Funds.

The Advisers have a sub-administration agreement for each of the Funds with Gabelli Funds, LLC. Gabelli Funds, LLC has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

4. Distribution Plan. The Trust’s Board has adopted a distribution plan (the Plan) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the six months ended March 31, 2025, other than short term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Sales of U.S. Government Securities
Mighty Mites Fund	$1,647,096	$54,596,842	—
SmallCap Equity Fund	24,547,316	23,583,454	—
Convertible Securities Fund	4,143,857	6,647,545	—
Equity Fund	12,535,104	15,117,166	—
Balanced Fund	7,086,786	9,796,318	$273,351

6. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the fiscal year ended September 30, 2024, the Mighty Mites Fund realized net gain of $755,678 on $1,368,998 of redemptions-in-kind, including cash of $106,145, with an affiliated entity. There was no such activity during the six months ended March 31, 2025.

7. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2025, the Mighty Mites Fund paid $19,980 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $564 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2025, the Mighty Mites Fund, SmallCap Equity Fund, Convertible Securities Fund, Equity Fund, and Balanced Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $3,446, $1,246, $823, $1,013, and $966, respectively.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement, charged monthly to a Fund when its ending monthly net assets exceed $50 million. During the six months ended March 31, 2025, the Mighty Mites Fund and SmallCap Equity Fund each accrued $21,980 and $22,439 in connection with the cost of computing these Funds’ NAVs.

TETON Westwood Funds
Notes to Financial Statements (Unaudited) (Continued)

8. Line of Credit. The Fund participates in an unsecured line of credit, which expires on June 25, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2025, there were no borrowings outstanding under the line of credit.

9. Shares of Beneficial Interest. The Funds offer four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the respective Fund as an increase in paid-in capital. The redemption fees, if any, retained by the Fund during the six months ended March 31, 2025 and the fiscal year ended September 30, 2024 can be found in the Statements of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Mighty Mites Fund		SmallCap Equity Fund		Convertible Securities Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Class AAA
Shares sold	11,724	59,557	8,217	19,478	6,069	2,341
Shares issued upon reinvestment of distributions	—	1,739,585	87,933	10,335	3,479	7,462
Shares redeemed	(520,187)	(1,427,239)	(31,407)	(23,778)	(12,920)	(39,065)
Net increase/(decrease) in Class AAA Shares	(508,463)	371,903	64,743	6,035	(3,372)	(29,262)

Class A
Shares sold	116,834	551,332	19,989	63,862	3,896	11,929
Shares issued upon reinvestment of distributions	—	1,501,019	100,864	10,368	1,920	4,701
Shares redeemed	(727,440)	(1,499,627)	(85,110)	(25,196)	(21,469)	(36,864)
Net increase/(decrease) in Class A Shares	(610,606)	552,724	35,743	49,034	(15,653)	(20,234)

Class C
Shares sold	22,941	31,138	768	11,871	5,436	2,735
Shares issued upon reinvestment of distributions	—	436,078	22,255	3,473	595	1,576
Shares redeemed	(227,804)	(720,578)	(25,105)	(62,026)	(18,974)	(46,804)
Net decrease in Class C Shares	(204,863)	(253,362)	(2,082)	(46,682)	(12,943)	(42,493)

Class I
Shares sold	248,951	1,058,664	1,121,793	485,008	5,002	59,014
Shares issued upon reinvestment of distributions	—	3,074,080	367,105	69,103	7,378	23,670
Shares redeemed in-kind	—	(64,484)	—	—	—	—
Shares redeemed	(2,268,335)	(6,544,924)	(867,006)	(917,068)	(125,864)	(632,759)
Net increase/(decrease) in Class I Shares	(2,019,384)	(2,476,664)	621,892	(362,957)	(113,484)	(550,075)

TETON Westwood Funds
Notes to Financial Statements (Unaudited) (Continued)

	Equity Fund		Balanced Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Class AAA
Shares sold	21,198	19,064	45,560	51,252
Shares issued upon reinvestment of distributions	283,796	193,474	173,955	98,155
Shares redeemed	(186,324)	(440,473)	(299,715)	(406,499)
Net increase/(decrease) in Class AAA Shares	118,670	(227,935)	(80,200)	(257,092)

Class A
Shares sold	251	726	1,505	51,610
Shares issued upon reinvestment of distributions	4,897	3,363	30,090	16,452
Shares redeemed	(7,389)	(3,928)	(39,025)	(118,404)
Net increase/(decrease) in Class A Shares	(2,241)	161	(7,430)	(50,342)

Class C
Shares sold	—	—	—	17,090
Shares issued upon reinvestment of distributions	94	52	3,616	2,262
Shares redeemed	—	—	(988)	(55,305)
Net increase/(decrease) in Class C Shares	94	52	2,628	(35,953)

Class I
Shares sold	428	7,657	17,090	84,157
Shares issued upon reinvestment of distributions	8,197	6,156	19,801	10,593
Shares redeemed	(10,223)	(29,476)	(23,541)	(90,719)
Net increase/(decrease) in Class I Shares	(1,598)	(15,663)	13,350	4,031

10. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Mighty Mites Fund’s transactions in the securities of these issuers during the six months ended March 31, 2025 is set forth below:

	Market Value at September 30, 2024	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change In Unrealized Appreciation/ (Depreciation)	Market Value at March 31, 2025	Dividend Income	Percent Owned of Shares
Burnham Holdings Inc., Cl. A	$2,337,500	—	$238,365	$5,722	$692,893	$2,797,750	$74,750	5.11%
Trans-Lux Corp.†	1,670,151	—	—	—	(773,580)	896,571	—	17.03%
Total	$4,007,651			$5,722	$(80,687)	$3,694,321	$74,750

†	Non-income producing security.

11. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

12. Segment Reporting. In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations. Each Fund's Principal Executive Officer and Principal Financial Officer act as each Fund's chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and the each Fund's long-term strategic asset allocation is guided by each Fund's investment objective and principal investment strategies, and executed by each Fund's portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund's Schedule of Investments, Statement of Operations and Changes in Net Assets and Financial Highlights.

TETON Westwood Funds
Notes to Financial Statements (Unaudited) (Continued)

13. Subsequent Events. On May 1, 2025, Keeley-Teton Advisors, LLC (Keeley Teton), Adviser to the SmallCap Equity Fund, announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC (the Transaction). The Transaction will not result in any change to the services provided under the investment advisory agreement. Gabelli Funds, LLC will assume the investment advisory agreement as well as Keeley Teton’s obligations under the Operating Expenses Limitation Agreement.

In addition, effective June 27, 2025, the SmallCap Equity Fund will be renamed as follows:

Current Name	New Name
TETON Westwood SmallCap Equity Fund	Keeley Small Cap Fund

Management has evaluated the impact on the Funds of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

TETON Westwood Funds and Your Personal Privacy

Who are we?

The TETON Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Teton Advisors, LLC and Keeley-Teton Advisors, LLC, both affiliates of Teton Advisers, Inc. and GAMCO Investors, Inc., publicly held companies that have subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund
TETON Westwood SmallCap Equity Fund
TETON Convertible Securities Fund
TETON Westwood Equity Fund
TETON Westwood Balanced Fund

One Corporate Center
Rye, New York 10580-1422
General and Account Information:
800-WESTWOOD [800-937-8966]
fax: 914-921-5118
website: www.tetonadv.com
email: info@tetonadv.com

Board of Trustees

ANTHONY S. COLAVITA	NICHOLAS F. GALLUCCIO*	WERNER J. ROEDER
Attorney, Anthony S. Colavita, P.C.	Co-Chairman, Teton Advisors, Inc.	Former Vice President of Medical Affairs (Medical Director) of New York Presbyterian/Lawrence Hospital

JAMES P. CONN	MARY E. HAUCK	SALVATORE J. ZIZZA
Former Managing Director and Chief Investment Officer, Financial Security Assurance Holdings Ltd.	Former Senior Portfolio Manager, Gabelli-O’Connor Fixed Income Mutual Fund Management Company	Chairman, Zizza & Associates Corp.

LESLIE F. FOLEY	MICHAEL J. MELARKEY	*Interested Trustee
Attorney	Of Counsel, McDonald Carano Wilson LLP

Officers

JOHN C. BALL	RICHARD J. WALZ	PETER GOLDSTEIN
President, Treasurer, Principal Financial & Accounting Officer	Chief Compliance Officer	Secretary & Vice President

Investment Adviser	Distributor
Teton Advisors, LLC	G.distributors, LLC
Keeley-Teton Advisors, LLC*
Transfer Agent and Disbursing Agent	Legal Counsel
SS&C Global Investor and Distribution Solutions, Inc.	Paul Hastings LLP *Investment Adviser of TETON Westwood SmallCap Equity Fund

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ125SR

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(d)		Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions(e)		Portfolio Turnover Rate
Mighty Mites Fund
Class AAA
2025(f)	$16.06	$0.00 (c)	$(1.25)	$(1.25)	$—	$—	$—	$—	$14.81	(7.78)%	$56,871	0.01	%(g)	1.55	%(g)	1.60	%(g)	1%
2024	20.86	0.00 (c)	3.07	3.07	(0.07)	(7.80)	(7.87)	0.00	16.06	17.73	69,834	0.02		1.50		1.54		2
2023	20.74	0.05	2.86	2.91	(0.13)	(2.66)	(2.79)	0.00	20.86	14.10	82,962	0.23		1.48		1.51		2
2022	30.25	0.13	(5.39)	(5.26)	(0.07)	(4.18)	(4.25)	0.00	20.74	(20.64)	84,906	0.50		1.41		1.43		3
2021	22.42	0.13	10.11	10.24	—	(2.41)	(2.41)	0.00	30.25	48.78	129,754	0.47		1.40		1.42		6
2020	25.58	(0.07)	(2.01)	(2.08)	—	(1.08)	(1.08)	0.00	22.42	(8.68)	103,109	(0.31)		1.43		1.44		2
Class A
2025(f)	$15.08	$0.00 (c)	$(1.17)	$(1.17)	$—	$—	$—	$—	$13.91	(7.76)%	$49,997	0.01	%(g)	1.55	%(g)	1.60	%(g)	1%
2024	19.59	0.00 (c)	2.88	2.88	(0.07)	(7.32)	(7.39)	0.00	15.08	17.68	63,424	0.02		1.50		1.54		2
2023	19.49	0.05	2.69	2.74	(0.14)	(2.50)	(2.64)	0.00	19.59	14.10	71,537	0.24		1.48		1.51		2
2022	28.68	0.12	(5.06)	(4.94)	(0.07)	(4.18)	(4.25)	0.00	19.49	(20.63)	71,820	0.48		1.41		1.43		3
2021	21.37	0.12	9.60	9.72	—	(2.41)	(2.41)	0.00	28.68	48.74	98,771	0.44		1.41		1.43		6
2020	24.49	(0.12)	(1.92)	(2.04)	—	(1.08)	(1.08)	0.00	21.37	(8.91)	68,250	(0.55)		1.68		1.69		2
Class C
2025(f)	$12.04	$(0.04)	$(0.94)	$(0.98)	$—	$—	$—	$—	$11.06	(8.14)%	$7,585	(0.75	)%(g)	2.30	%(g)	2.35	%(g)	1%
2024	15.74	(0.10)	2.31	2.21	(0.05)	(5.86)	(5.91)	0.00	12.04	16.88	10,721	(0.74)		2.25		2.29		2
2023	15.67	(0.09)	2.17	2.08	—	(2.01)	(2.01)	0.00	15.74	13.23	18,012	(0.52)		2.23		2.26		2
2022	23.95	(0.05)	(4.05)	(4.10)	—	(4.18)	(4.18)	0.00	15.67	(21.22)	25,567	(0.25)		2.16		2.18		3
2021	18.31	(0.06)	8.11	8.05	—	(2.41)	(2.41)	0.00	23.95	47.66	48,054	(0.27)		2.15		2.17		6
2020	21.24	(0.20)	(1.65)	(1.85)	—	(1.08)	(1.08)	0.00	18.31	(9.40)	47,509	(1.06)		2.18		2.19		2
Class I
2025(f)	$16.65	$0.02	$(1.30)	$(1.28)	$—	$—	$—	$—	$15.37	(7.69)%	$78,920	0.25	%(g)	1.30	%(g)	1.35	%(g)	1%
2024	21.75	0.05	3.19	3.24	(0.11)	(8.23)	(8.34)	0.00	16.65	18.00	119,094	0.25		1.25		1.29		2
2023	21.63	0.11	2.99	3.10	(0.20)	(2.78)	(2.98)	0.00	21.75	14.38	209,432	0.48		1.23		1.26		2
2022	31.38	0.20	(5.62)	(5.42)	(0.15)	(4.18)	(4.33)	0.00	21.63	(20.44)	264,171	0.74		1.16		1.18		3
2021	23.13	0.21	10.45	10.66	—	(2.41)	(2.41)	0.00	31.38	49.13	415,023	0.72		1.15		1.17		6
2020	26.29	(0.01)	(2.07)	(2.08)	—	(1.08)	(1.08)	0.00	23.13	(8.43)	328,187	(0.05)		1.18		1.19		2

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(e)	Before advisory fee reduction on unsupervised assets totalling 0.05%, 0.04%, 0.04%, 0.03%, 0.02%, and 0.01% of net assets for the six months ended March 31, 2025 and the fiscal years ended September 30, 2024, 2023, 2022, 2021, and 2020.
(f)	For the six months ended March 31, 2025, unaudited.
(g)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders								Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions		Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(c)		Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions		Portfolio Turnover Rate
SmallCap Equity Fund
Class AAA
2025(d)	$27.11	$0.04	$(0.72)	$(0.68)	$(0.18)		$(6.04)	$(6.22)		$—	$20.21	(5.69)%	$8,132	0.35	%(e)	1.25	%(e)	1.63	%(e)	36%
2024	22.91	0.14	4.75	4.89	(0.18)		(0.51)	(0.69)		0.00	27.11	22.00	9,156	0.57		1.25		1.58		21
2023	20.74	0.14	2.39	2.53	(0.08)		(0.28)	(0.36)		0.00	22.91	12.17	7,599	0.63		1.25		1.60		17
2022	25.74	0.06	(3.61)	(3.55)	(0.01)		(1.44)	(1.45)		—	20.74	(14.79)	7,300	0.23		1.25		1.64		15
2021	15.40	0.04	10.30	10.34	(0.00	)(b)	—	(0.00	)(b)	—	25.74	67.16	9,838	0.15		1.25		1.64		21
2020	17.97	0.04	(1.72)	(1.68)	(0.07)		(0.82)	(0.89)		0.00	15.40	(10.08)	6,146	0.26		1.25		1.70		18
Class A
2025(d)	$25.39	$0.04	$(0.68)	$(0.64)	$(0.19)		$(5.66)	$(5.85)		$—	$18.90	(5.74)%	$7,877	0.35	%(e)	1.25	%(e)	1.63	%(e)	36%
2024	21.47	0.13	4.45	4.58	(0.18)		(0.48)	(0.66)		0.00	25.39	22.01	9,670	0.57		1.25		1.58		21
2023	19.45	0.14	2.23	2.37	(0.09)		(0.26)	(0.35)		0.00	21.47	12.17	7,125	0.63		1.25		1.60		17
2022	24.23	0.06	(3.38)	(3.32)	(0.02)		(1.44)	(1.46)		—	19.45	(14.78)	5,820	0.25		1.25		1.65		15
2021	14.50	0.03	9.70	9.73	—		—	—		—	24.23	67.10	5,539	0.14		1.27		1.65		21
2020	16.98	0.00 (b)	(1.63)	(1.63)	(0.03)		(0.82)	(0.85)		0.00	14.50	(10.34)	3,172	0.02		1.50		1.95		18
Class C
2025(d)	$20.42	$(0.04)	$(0.56)	$(0.60)	$(0.01)		$(4.54)	$(4.55)		$—	$15.27	(6.05)%	$1,328	(0.40	)%(e)	2.00	%(e)	2.38	%(e)	36%
2024	17.30	(0.03)	3.58	3.55	(0.05)		(0.38)	(0.43)		0.00	20.42	21.09	1,819	(0.19)		2.00		2.33		21
2023	15.73	(0.02)	1.80	1.78	—		(0.21)	(0.21)		0.00	17.30	11.29	2,349	(0.12)		2.00		2.35		17
2022	19.98	(0.10)	(2.71)	(2.81)	—		(1.44)	(1.44)		—	15.73	(15.38)	1,931	(0.53)		2.00		2.39		15
2021	12.04	(0.11)	8.05	7.94	—		—	—		—	19.98	65.95	2,336	(0.60)		2.00		2.39		21
2020	14.28	(0.06)	(1.36)	(1.42)	—		(0.82)	(0.82)		0.00	12.04	(10.82)	1,597	(0.46)		2.00		2.45		18
Class I
2025(d)	$28.42	$0.08	$(0.75)	$(0.67)	$(0.25)		$(6.34)	$(6.59)		$—	$21.16	(5.58)%	$50,431	0.64	%(e)	1.00	%(e)	1.37	%(e)	36%
2024	24.01	0.21	4.97	5.18	(0.24)		(0.53)	(0.77)		0.00	28.42	22.29	50,062	0.81		1.00		1.33		21
2023	21.74	0.21	2.49	2.70	(0.14)		(0.29)	(0.43)		0.00	24.01	12.41	51,005	0.88		1.00		1.35		17
2022	26.90	0.13	(3.77)	(3.64)	(0.08)		(1.44)	(1.52)		—	21.74	(14.54)	34,321	0.49		1.00		1.39		15
2021	16.09	0.10	10.75	10.85	(0.04)		—	(0.04)		—	26.90	67.55	33,644	0.40		1.00		1.39		21
2020	18.74	0.09	(1.80)	(1.71)	(0.12)		(0.82)	(0.94)		0.00	16.09	(9.87)	17,435	0.52		1.00		1.45		18

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(d)	For the six months ended March 31, 2025, unaudited.
(e)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(c)		Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions		Portfolio Turnover Rate
Convertible Securities Fund
Class AAA
2025(d)	$12.29	$0.11	$0.16	$0.27	$(0.17)	$—	$(0.17)	$—	$12.39	2.17%	$3,269	1.72	%(e)	1.15	%(e)	2.29	%(e)	32%
2024	11.31	0.28	1.02	1.30	(0.32)	—	(0.32)	—	12.29	11.69	3,284	2.42		1.15		2.08		71
2023	12.54	0.24	0.02	0.26	(0.32)	(1.17)	(1.49)	—	11.31	1.84	3,352	1.98		1.16		1.82		36
2022	18.26	0.02	(3.96)	(3.94)	(0.17)	(1.61)	(1.78)	—	12.54	(23.78)	4,065	0.16		1.15		1.62		39
2021	15.59	0.05	3.11	3.16	(0.16)	(0.33)	(0.49)	0.00	18.26	20.48	6,701	0.27		1.15		1.56		34
2020	13.86	0.16	1.98	2.14	(0.25)	(0.16)	(0.41)	0.00	15.59	15.80	7,392	1.12		1.15		1.62		62
Class A
2025(d)	$12.80	$0.12	$0.16	$0.28	$(0.16)	$—	$(0.16)	$—	$12.92	2.18%	$1,999	1.72	%(e)	1.15	%(e)	2.29	%(e)	32%
2024	11.77	0.29	1.06	1.35	(0.32)	—	(0.32)	—	12.80	11.65	2,181	2.42		1.15		2.08		71
2023	13.04	0.25	0.02	0.27	(0.32)	(1.22)	(1.54)	—	11.77	1.80	2,243	1.95		1.16		1.82		36
2022	18.91	0.02	(4.12)	(4.10)	(0.16)	(1.61)	(1.77)	—	13.04	(23.77)	3,419	0.16		1.15		1.62		39
2021	16.13	0.04	3.22	3.26	(0.15)	(0.33)	(0.48)	0.00	18.91	20.45	5,417	0.24		1.17		1.58		34
2020	14.33	0.13	2.04	2.17	(0.21)	(0.16)	(0.37)	0.00	16.13	15.47	6,143	0.86		1.40		1.87		62
Class C
2025(d)	$13.83	$0.07	$0.18	$0.25	$(0.13)	$—	$(0.13)	$—	$13.95	1.78%	$912	0.96	%(e)	1.90	%(e)	3.05	%(e)	32%
2024	12.70	0.22	1.15	1.37	(0.24)	—	(0.24)	—	13.83	10.88	1,083	1.69		1.90		2.83		71
2023	14.04	0.16	0.03	0.19	(0.22)	(1.31)	(1.53)	—	12.70	1.06	1,534	1.16		1.91		2.57		36
2022	20.24	(0.10)	(4.43)	(4.53)	(0.06)	(1.61)	(1.67)	—	14.04	(24.32)	3,297	(0.60)		1.90		2.37		39
2021	17.26	(0.10)	3.44	3.34	(0.03)	(0.33)	(0.36)	0.00	20.24	19.54	5,575	(0.49)		1.90		2.31		34
2020	15.30	0.06	2.19	2.25	(0.13)	(0.16)	(0.29)	0.00	17.26	14.93	6,130	0.37		1.90		2.37		62
Class I
2025(d)	$12.33	$0.13	$0.17	$0.30	$(0.19)	$—	$(0.19)	$—	$12.44	2.37%	$6,106	1.97	%(e)	0.90	%(e)	2.05	%(e)	32%
2024	11.35	0.31	1.02	1.33	(0.35)	—	(0.35)	—	12.33	11.93	7,456	2.69		0.90		1.83		71
2023	12.59	0.26	0.02	0.28	(0.35)	(1.17)	(1.52)	—	11.35	2.05	13,101	2.14		0.91		1.57		36
2022	18.32	0.06	(3.98)	(3.92)	(0.20)	(1.61)	(1.81)	—	12.59	(23.56)	28,839	0.39		0.90		1.37		39
2021	15.64	0.09	3.12	3.21	(0.20)	(0.33)	(0.53)	0.00	18.32	20.79	55,924	0.51		0.90		1.31		34
2020	13.91	0.20	1.97	2.17	(0.28)	(0.16)	(0.44)	0.00	15.64	16.03	52,842	1.36		0.90		1.37		62

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2025 and fiscal year ended September 30, 2023 if credits had not been received, the ratios of operating expenses to average net assets would have been 1.17% (Class AAA and Class A), 1.92% (Class C), and 0.92% (Class I). For the fiscal years ended September 30, 2024, 2022, 2021, and 2020, there was no material impact on the expense ratios.
(d)	For the six months ended March 31, 2025, unaudited.
(e)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(b)		Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions		Portfolio Turnover Rate
Equity Fund
Class AAA
2025(c)	$12.13	$0.01		$(0.19)	$(0.18)	$(0.04)		$(0.92)	$(0.96)	$10.99	(1.95)%	$40,851	0.18	%(d)	1.66	%(d)	1.66	%(d)	29%
2024	10.55	0.05		2.08	2.13	(0.08)		(0.47)	(0.55)	12.13	21.07	43,652	0.48		1.59		1.60		35
2023	10.28	0.05		1.03	1.08	(0.04)		(0.77)	(0.81)	10.55	10.23	40,346	0.51		1.64		1.64		44
2022	13.37	0.04		(0.93)	(0.89)	(0.00	)(e)	(2.20)	(2.20)	10.28	(8.75)	41,068	0.30		1.64		1.64		50
2021	11.02	0.00	(e)	2.89	2.89	(0.06)		(0.48)	(0.54)	13.37	26.99	49,468	0.00	(f)	1.64		1.64		66
2020	12.66	0.08		(0.53)	(0.45)	(0.11)		(1.08)	(1.19)	11.02	(4.32)	44,109	0.70		1.63		1.63		46
Class A
2025(c)	$12.13	$0.01		$(0.19)	$(0.18)	$(0.04)		$(0.92)	$(0.96)	$10.99	(1.96)%	$695	0.17	%(d)	1.66	%(d)	1.66	%(d)	29%
2024	10.54	0.05		2.09	2.14	(0.08)		(0.47)	(0.55)	12.13	21.18	794	0.49		1.59		1.60		35
2023	10.27	0.06		1.02	1.08	(0.04)		(0.77)	(0.81)	10.54	10.22	688	0.51		1.64		1.64		44
2022	13.36	0.04		(0.93)	(0.89)	(0.00	)(e)	(2.20)	(2.20)	10.27	(8.76)	788	0.29		1.64		1.64		50
2021	10.99	0.00	(e)	2.88	2.88	(0.03)		(0.48)	(0.51)	13.36	26.94	933	(0.03)		1.67		1.67		66
2020	12.63	0.05		(0.53)	(0.48)	(0.08)		(1.08)	(1.16)	10.99	(4.57)	1,010	0.45		1.88		1.88		46
Class C
2025(c)	$10.83	$(0.03)		$(0.17)	$(0.20)	$—		$(0.82)	$(0.82)	$9.81	(2.33)%	$13	(0.57	)%(d)	2.41	%(d)	2.41	%(d)	29%
2024	9.41	(0.03)		1.87	1.84	—		(0.42)	(0.42)	10.83	20.26	13	(0.27)		2.34		2.35		35
2023	9.21	(0.03)		0.92	0.89	—		(0.69)	(0.69)	9.41	9.37	11	(0.28)		2.39		2.39		44
2022	12.27	(0.05)		(0.81)	(0.86)	—		(2.20)	(2.20)	9.21	(9.40)	25	(0.48)		2.39		2.39		50
2021	10.18	(0.11)		2.68	2.57	—		(0.48)	(0.48)	12.27	25.93	37	(1.00)		2.39		2.39		66
2020	11.76	(0.00	)(e)	(0.50)	(0.50)	—		(1.08)	(1.08)	10.18	(5.04)	38	(0.01)		2.38		2.38		46
Class I
2025(c)	$12.08	$0.02		$(0.19)	$(0.17)	$(0.07)		$(0.92)	$(0.99)	$10.92	(1.91)%	$1,051	0.43	%(d)	1.41	%(d)	1.41	%(d)	29%
2024	10.50	0.08		2.08	2.16	(0.11)		(0.47)	(0.58)	12.08	21.47	1,181	0.74		1.34		1.35		35
2023	10.23	0.08		1.03	1.11	(0.07)		(0.77)	(0.84)	10.50	10.54	1,192	0.74		1.39		1.39		44
2022	13.32	0.07		(0.92)	(0.85)	(0.04)		(2.20)	(2.24)	10.23	(8.52)	1,907	0.56		1.39		1.39		50
2021	10.98	0.03		2.88	2.91	(0.09)		(0.48)	(0.57)	13.32	27.31	3,004	0.25		1.39		1.39		66
2020	12.62	0.11		(0.53)	(0.42)	(0.14)		(1.08)	(1.22)	10.98	(4.09)	2,595	0.96		1.38		1.38		46

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(c)	For the six months ended March 31, 2025, unaudited.
(d)	Annualized.
(e)	Amount represents less than $0.005 per share.
(f)	Amount represents less than (0.005)%.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(b)		Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions		Portfolio Turnover Rate
Balanced Fund
Class AAA
2025(c)	$10.85	$0.06	$(0.23)	$(0.17)	$(0.06)	$(0.64)	$(0.70)	$9.98	(1.80)%	$26,502	1.18	%(d)	1.45	%(d)	1.46	%(d)	19%
2024	9.34	0.13	1.71	1.84	(0.13)	(0.20)	(0.33)	10.85	20.22	29,661	1.26		1.39		1.39		36
2023	9.20	0.11	0.77	0.88	(0.12)	(0.62)	(0.74)	9.34	9.57	27,932	1.18		1.46		1.46		39
2022	12.11	0.07	(1.44)	(1.37)	(0.07)	(1.47)	(1.54)	9.20	(13.36)	31,492	0.68		1.41		1.41		46
2021	10.85	0.03	1.75	1.78	(0.02)	(0.50)	(0.52)	12.11	16.93	40,187	0.22		1.41		1.41		65
2020	11.71	0.10	(0.11)	(0.01)	(0.10)	(0.75)	(0.85)	10.85	0.17	38,713	0.95		1.42		1.42		57
Class A
2025(c)	$10.95	$0.06	$(0.23)	$(0.17)	$(0.06)	$(0.64)	$(0.70)	$10.08	(1.72)%	$4,565	1.18	%(d)	1.45	%(d)	1.46	%(d)	19%
2024	9.42	0.13	1.74	1.87	(0.13)	(0.21)	(0.34)	10.95	20.28	5,040	1.26		1.39		1.39		36
2023	9.28	0.11	0.77	0.88	(0.12)	(0.62)	(0.74)	9.42	9.54	4,813	1.18		1.46		1.46		39
2022	12.20	0.07	(1.45)	(1.38)	(0.07)	(1.47)	(1.54)	9.28	(13.35)	5,702	0.66		1.41		1.41		46
2021	10.93	0.02	1.77	1.79	(0.02)	(0.50)	(0.52)	12.20	16.87	8,454	0.20		1.43		1.43		65
2020	11.79	0.08	(0.11)	(0.03)	(0.08)	(0.75)	(0.83)	10.93	(0.43)	7,981	0.70		1.67		1.67		57
Class C
2025(c)	$11.11	$0.02	$(0.23)	$(0.21)	$(0.03)	$(0.65)	$(0.68)	$10.22	(2.12)%	$605	0.43	%(d)	2.20	%(d)	2.21	%(d)	19%
2024	9.55	0.05	1.77	1.82	(0.05)	(0.21)	(0.26)	11.11	19.42	628	0.51		2.14		2.14		36
2023	9.43	0.04	0.78	0.82	(0.07)	(0.63)	(0.70)	9.55	8.67	884	0.45		2.21		2.21		39
2022	12.39	(0.02)	(1.46)	(1.48)	(0.01)	(1.47)	(1.48)	9.43	(14.02)	491	(0.15)		2.16		2.16		46
2021	11.15	(0.07)	1.81	1.74	—	(0.50)	(0.50)	12.39	16.03	1,212	(0.57)		2.16		2.16		65
2020	12.01	0.02	(0.11)	(0.09)	(0.02)	(0.75)	(0.77)	11.15	(0.95)	1,215	0.20		2.17		2.17		57
Class I
2025(c)	$10.82	$0.07	$(0.21)	$(0.14)	$(0.08)	$(0.64)	$(0.72)	$9.96	(1.60)%	$3,076	1.43	%(d)	1.20	%(d)	1.21	%(d)	19%
2024	9.32	0.15	1.71	1.86	(0.16)	(0.20)	(0.36)	10.82	20.45	3,197	1.52		1.14		1.14		36
2023	9.18	0.14	0.77	0.91	(0.15)	(0.62)	(0.77)	9.32	9.86	2,714	1.43		1.21		1.21		39
2022	12.09	0.10	(1.44)	(1.34)	(0.10)	(1.47)	(1.57)	9.18	(13.15)	3,205	0.93		1.16		1.16		46
2021	10.83	0.05	1.76	1.81	(0.05)	(0.50)	(0.55)	12.09	17.26	3,649	0.47		1.16		1.16		65
2020	11.69	0.13	(0.11)	0.02	(0.13)	(0.75)	(0.88)	10.83	0.09	4,131	1.19		1.17		1.17		57

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(c)	For the six months ended March 31, 2025, unaudited.
(d)	Annualized.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Anthony S. Colavita	$8,500
James P. Conn	$13,500
Leslie F. Foley	$8,500
Mary E. Hauck	$8,500
Michael J. Melarkey	$8,500
Werner J. Roeder	$10,500
Salvatore J. Zizza	$11,500

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 6, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 6, 2025

* Print the name and title of each signing officer under his or her signature.